FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA CC

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA CC

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Separate Account VA CC

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA CC (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Large Cap Growth Class B Shares (1)	T. Rowe Price All-Cap Opportunities (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	T. Rowe Price Equity Income Service Class (1)
Allspring VT Discovery SMID Cap Growth Class 2 Shares (1)	T. Rowe Price International Stock (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA Aegon Bond Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Aegon Sustainable Equity Income Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA BlackRock Government Money Market Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
Calvert VP SRI Balanced (1)	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
Calvert VP SRI Mid Cap (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
Columbia - Select Mid Cap Growth Class 2 Shares (1)	TA International Focus Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Columbia - Seligman Global Technology Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
CVT EAFE International Index Class I Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Dimensional VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Dimensional VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Dimensional VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
Dimensional VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)
Dimensional VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (1)
Dimensional VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TSW International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Asset Manager Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Equity-Income Initial Class (1)	Vanguard® Real Estate Index (1)
Fidelity® VIP Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
Fidelity® VIP Growth Initial Class (1)	Vanguard® Total Bond Market Index (1)
Fidelity® VIP Mid Cap Initial Class (1)	Wanger Acorn (1)
Fidelity® VIP Value Strategies Initial Class (1)	Wanger International (1)
NVIT Emerging Markets Class D Shares (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA CC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA CC indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA CC as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	T. Rowe Price All-Cap Opportunities (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	T. Rowe Price Equity Income Service Class (1)
Allspring VT Discovery SMID Cap Growth Class 2 Shares (1)	T. Rowe Price International Stock (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA Aegon Bond Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Aegon Sustainable Equity Income Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA BlackRock Government Money Market Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
Calvert VP EAFE International Index Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
Calvert VP SRI Balanced (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
Calvert VP SRI Mid Cap (1)	TA International Focus Initial Class (1)
Columbia - Select Mid Cap Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
Columbia - Seligman Global Technology Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)
DFA VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (2)

DFA VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TS&W International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Asset Manager Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Equity-Income Initial Class (1)	Vanguard® Real Estate Index (1)
Fidelity® VIP Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
Fidelity® VIP Growth Initial Class (1)	Vanguard® Total Bond Market Index (1)
Fidelity® VIP Mid Cap Initial Class (1)	Wanger Acorn (1)
Fidelity® VIP Value Strategies Initial Class (1)	Wanger International (1)
NVIT Emerging Markets Class D Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA CC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA CC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA CC since 2014.

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	2,123.312	$112,847	$169,270	$59	$169,329	25,745	$5.277564	$32.275776
AB Sustainable Global Thematic Growth Class B Shares	4.628	175	152	9	161	82	1.974213	20.974420
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-	116.187759	139.083449
BNY Mellon Sustainable U.S. Equity Initial Shares	57,084.742	2,200,241	3,168,774	-	3,168,774	31,303	87.332240	110.141250
BNY Mellon Sustainable U.S. Equity Service Shares	0.063	2	3	(3)	-	-	3.543827	23.387389
BNY Mellon VIF Appreciation Service Shares	1,649.452	59,906	58,786	(8)	58,778	12,489	4.044032	23.897957
BNY Mellon VIF Growth and Income Initial Shares	34,943.991	1,065,350	1,309,701	(7)	1,309,694	10,732	116.358105	143.404465
Calvert VP SRI Balanced	1,086,468.796	2,372,493	2,976,925	1	2,976,926	43,968	62.004386	74.927130
Calvert VP SRI Mid Cap	151,716.422	4,239,253	4,214,682	17	4,214,699	52,367	71.781444	86.688180
Columbia - Select Mid Cap Growth Class 2 Shares	1,041.494	33,267	56,418	5	56,423	16,595	2.948541	22.395719
Columbia - Seligman Global Technology Class 2 Shares	4,119.804	86,030	116,426	(3)	116,423	11,849	8.431024	41.249296
Columbia - Small Company Growth Class 1 Shares	66,386.902	971,621	938,047	(38)	938,009	119,326	5.036862	76.555271
CVT EAFE International Index Class I Shares	13,828.854	1,087,529	1,325,496	15	1,325,511	774,955	1.622543	1.770175
Dimensional VA Global Bond	3,845,683.967	40,030,429	37,456,962	(36)	37,456,926	21,681,509	1.257680	27.233629
Dimensional VA International Small	1,974,420.111	23,600,207	22,883,529	6	22,883,535	4,770,353	2.578330	50.711275
Dimensional VA International Value	2,169,539.649	26,002,931	29,614,216	(8)	29,614,208	8,075,449	1.611251	48.896793
Dimensional VA Short-Term Fixed	3,262,961.266	33,246,077	32,858,020	(94)	32,857,926	22,967,762	0.925583	17.431785
Dimensional VA U.S. Large Value	1,837,713.648	48,534,994	59,817,579	(38)	59,817,541	10,574,360	3.412594	119.072564
Dimensional VA U.S. Targeted Value	1,691,532.422	31,351,515	38,177,887	70	38,177,957	5,430,691	3.658641	161.738213
Federated Hermes Fund for U.S. Government Securities II	165,044.830	1,666,006	1,496,957	(40)	1,496,917	814,769	1.254583	22.152696
Federated Hermes Government Money II Service Shares	5,645,339.309	5,645,339	5,645,339	(195)	5,645,144	4,222,316	0.895826	15.717283
Federated Hermes High Income Bond II Primary Shares	478,604.506	2,816,563	2,718,474	15	2,718,489	676,589	2.905762	46.017607
Federated Hermes Managed Volatility II Primary Shares	283,693.881	2,768,492	2,890,841	(7)	2,890,834	900,387	2.126448	44.666317
Fidelity® VIP Asset Manager Initial Class	24,910.127	377,846	409,772	(3)	409,769	9,485	43.201304	52.732165
Fidelity® VIP Contrafund® Initial Class	128,057.504	5,464,105	7,419,652	(117)	7,419,535	1,267,720	4.972760	28.230617
Fidelity® VIP Equity-Income Initial Class	43,584.100	984,925	1,158,901	1	1,158,902	13,848	82.466109	100.210694
Fidelity® VIP Government Money Market Initial Class	4,848,507.790	4,848,508	4,848,508	(67)	4,848,441	296,493	13.995392	16.738921
Fidelity® VIP Growth Initial Class	26,263.368	2,206,006	2,545,971	2	2,545,973	14,544	169.775237	213.145862
Fidelity® VIP Mid Cap Initial Class	30,418.598	1,040,446	1,142,523	5	1,142,528	175,870	5.345625	18.668691
Fidelity® VIP Value Strategies Initial Class	68,764.212	961,724	1,066,533	16	1,066,549	223,479	4.068227	20.234607
NVIT Emerging Markets Class D Shares	51,263.850	543,446	553,650	5	553,655	48,519	9.998760	11.544578
T. Rowe Price All-Cap Opportunities	39,950.929	1,360,325	1,531,719	3	1,531,722	8,763	174.000843	204.354546
T. Rowe Price Equity Income Service Class	37,697.554	1,030,980	1,071,741	(2)	1,071,739	11,479	92.029815	112.282538
T. Rowe Price International Stock	16,838.972	248,540	251,911	(2)	251,909	9,407	26.664763	32.390334
TA Aegon Bond Initial Class	825,202.915	9,011,942	7,822,924	38	7,822,962	4,351,108	1.536063	9.762765
TA Aegon Sustainable Equity Income Initial Class	75,373.955	1,365,751	1,576,823	(1)	1,576,822	557,624	2.576881	13.653903
TA BlackRock Government Money Market Initial Class	3,786,647.660	3,786,648	3,786,648	(22)	3,786,626	3,576,980	0.993674	1.062980
TA BlackRock Real Estate Securities Initial Class	112,141.227	1,226,421	1,081,041	1	1,081,042	275,670	2.960067	49.888545
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	96,325.191	1,130,859	1,174,204	(4)	1,174,200	588,911	1.678362	13.347669
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	18,502.067	195,174	215,179	(6)	215,173	92,222	1.990653	15.658152
TA International Focus Initial Class	59,341.674	522,549	481,854	5	481,859	174,760	2.256151	13.890280
TA Janus Mid-Cap Growth Initial Class	21,662.463	707,008	712,478	21	712,499	166,515	3.316767	23.188288

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Asset Allocation - Conservative Initial Class	87,664.495	$892,751	$782,844	$15	$782,859	340,554	$1.979090	$12.102577
TA JPMorgan Asset Allocation - Growth Initial Class	275,767.712	3,161,018	3,220,967	40	3,221,007	760,214	3.508357	19.655281
TA JPMorgan Asset Allocation - Moderate Initial Class	129,343.347	1,474,509	1,409,842	(7)	1,409,835	528,085	2.355395	13.531599
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	145,420.153	1,638,790	1,608,347	(35)	1,608,312	487,951	2.791434	15.577828
TA JPMorgan Enhanced Index Initial Class	87,527.711	2,000,264	2,500,667	29	2,500,696	238,866	4.891272	76.706199
TA Multi-Managed Balanced Initial Class	122,758.742	1,820,865	2,037,795	(28)	2,037,767	580,036	3.107491	17.902639
TA S&P 500 Index Initial Class	35,086.901	694,774	858,226	(3)	858,223	589,724	1.417304	14.572174
TA Small/Mid Cap Value Initial Class	107,918.950	2,124,231	2,138,954	64	2,139,018	183,691	3.717595	128.789072
TA T. Rowe Price Small Cap Initial Class	395,275.857	5,201,492	4,901,421	105	4,901,526	982,941	4.208640	18.865710
TA TSW International Equity Initial Class	49,556.190	691,804	719,556	(13)	719,543	239,539	2.031000	24.174494
TA WMC US Growth Initial Class	234,666.499	8,253,697	9,870,073	-	9,870,073	1,272,796	5.464816	32.214442
Vanguard® Equity Index	771,652.193	37,814,982	55,666,989	130	55,667,119	8,036,541	5.708553	25.571694
Vanguard® International	572,872.640	15,849,673	14,665,540	(89)	14,665,451	6,145,212	2.011766	19.319552
Vanguard® Mid-Cap Index	479,139.187	10,462,185	12,860,096	(67)	12,860,029	1,969,495	5.427797	19.199588
Vanguard® Real Estate Index	1,040,692.019	12,236,647	12,217,724	(13)	12,217,711	2,587,260	4.208049	13.002888
Vanguard® Short-Term Investment Grade	2,368,288.902	24,906,447	24,677,570	49	24,677,619	14,818,371	1.393338	10.435652
Vanguard® Total Bond Market Index	3,606,261.720	41,795,908	37,721,498	(31)	37,721,467	22,128,849	1.435776	9.603213
Wanger Acorn	178,828.551	2,945,019	2,721,771	72	2,721,843	359,789	4.681168	141.318956
Wanger International	79,653.932	1,745,541	1,468,819	(5)	1,468,814	351,159	1.334796	95.368596

See accompanying notes.	8

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$169,329	$-	$169,329
AB Sustainable Global Thematic Growth Class B Shares	161	-	161
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	3,120,822	47,952	3,168,774
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	58,778	-	58,778
BNY Mellon VIF Growth and Income Initial Shares	1,287,267	22,427	1,309,694
Calvert VP SRI Balanced	2,918,173	58,753	2,976,926
Calvert VP SRI Mid Cap	4,127,552	87,147	4,214,699
Columbia - Select Mid Cap Growth Class 2 Shares	56,423	-	56,423
Columbia - Seligman Global Technology Class 2 Shares	116,423	-	116,423
Columbia - Small Company Growth Class 1 Shares	938,009	-	938,009
CVT EAFE International Index Class I Shares	1,300,906	24,605	1,325,511
Dimensional VA Global Bond	37,323,151	133,775	37,456,926
Dimensional VA International Small	22,788,684	94,851	22,883,535
Dimensional VA International Value	29,516,504	97,704	29,614,208
Dimensional VA Short-Term Fixed	32,516,597	341,329	32,857,926
Dimensional VA U.S. Large Value	59,445,810	371,731	59,817,541
Dimensional VA U.S. Targeted Value	37,910,142	267,815	38,177,957
Federated Hermes Fund for U.S. Government Securities II	1,471,995	24,922	1,496,917
Federated Hermes Government Money II Service Shares	5,636,182	8,962	5,645,144
Federated Hermes High Income Bond II Primary Shares	2,673,095	45,394	2,718,489
Federated Hermes Managed Volatility II Primary Shares	2,864,487	26,347	2,890,834
Fidelity® VIP Asset Manager Initial Class	409,769	-	409,769
Fidelity® VIP Contrafund® Initial Class	7,407,353	12,182	7,419,535
Fidelity® VIP Equity-Income Initial Class	1,069,747	89,155	1,158,902
Fidelity® VIP Government Money Market Initial Class	4,812,448	35,993	4,848,441
Fidelity® VIP Growth Initial Class	2,416,149	129,824	2,545,973
Fidelity® VIP Mid Cap Initial Class	1,142,528	-	1,142,528
Fidelity® VIP Value Strategies Initial Class	1,066,345	204	1,066,549
NVIT Emerging Markets Class D Shares	551,269	2,386	553,655
T. Rowe Price All-Cap Opportunities	1,484,339	47,383	1,531,722
T. Rowe Price Equity Income Service Class	986,993	84,746	1,071,739
T. Rowe Price International Stock	251,909	-	251,909
TA Aegon Bond Initial Class	7,641,190	181,772	7,822,962
TA Aegon Sustainable Equity Income Initial Class	1,537,522	39,300	1,576,822
TA BlackRock Government Money Market Initial Class	3,762,430	24,196	3,786,626
TA BlackRock Real Estate Securities Initial Class	1,080,612	430	1,081,042
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	1,174,200	-	1,174,200
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	215,173	-	215,173
TA International Focus Initial Class	481,859	-	481,859

See accompanying notes.	9

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA Janus Mid-Cap Growth Initial Class	$712,499	$-	$712,499
TA JPMorgan Asset Allocation - Conservative Initial Class	782,859	-	782,859
TA JPMorgan Asset Allocation - Growth Initial Class	3,221,007	-	3,221,007
TA JPMorgan Asset Allocation - Moderate Initial Class	1,409,835	-	1,409,835
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,608,312	-	1,608,312
TA JPMorgan Enhanced Index Initial Class	2,486,950	13,746	2,500,696
TA Multi-Managed Balanced Initial Class	2,024,058	13,709	2,037,767
TA S&P 500 Index Initial Class	858,223	-	858,223
TA Small/Mid Cap Value Initial Class	2,117,492	21,526	2,139,018
TA T. Rowe Price Small Cap Initial Class	4,880,270	21,256	4,901,526
TA TSW International Equity Initial Class	710,286	9,257	719,543
TA WMC US Growth Initial Class	9,745,761	124,312	9,870,073
Vanguard® Equity Index	55,422,586	244,533	55,667,119
Vanguard® International	14,584,048	81,403	14,665,451
Vanguard® Mid-Cap Index	12,768,149	91,880	12,860,029
Vanguard® Real Estate Index	12,089,295	128,416	12,217,711
Vanguard® Short-Term Investment Grade	24,602,354	75,265	24,677,619
Vanguard® Total Bond Market Index	37,595,853	125,614	37,721,467
Wanger Acorn	2,721,283	560	2,721,843
Wanger International	1,468,715	99	1,468,814

See accompanying notes.	10

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Large Cap Growth Class B Shares	AB Sustainable Global Thematic Growth Class B Shares	Allspring VT Discovery SMID Cap Growth Class 2 Shares	BNY Mellon Sustainable U.S. Equity Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$209,568	$181	$-	$2,815,633

Investment Income:
Reinvested Dividends	-	-	-	22,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,601	3	-	27,993

Net Investment Income (Loss)	(1,601)	(3)	-	(5,947)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,000	10	-	354,022
Realized Gain (Loss) on Investments	383	(11)	-	8,865

Net Realized Capital Gains (Losses) on Investments	18,383	(1)	-	362,887
Net Change in Unrealized Appreciation (Depreciation)	53,981	25	-	240,135

Net Gain (Loss) on Investment	72,364	24	-	603,022

Net Increase (Decrease) in Net Assets Resulting from Operations	70,763	21	-	597,075

Increase (Decrease) in Net Assets from Contract Transactions	(2,052)	(24)	-	(516,349)

Total Increase (Decrease) in Net Assets	68,711	(3)	-	80,726

Net Assets as of December 31, 2023:	$278,279	$178	$-	$2,896,359

Investment Income:
Reinvested Dividends	-	-	-	17,161
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,616	3	-	31,166

Net Investment Income (Loss)	(1,616)	(3)	-	(14,005)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,397	-	-	20,430
Realized Gain (Loss) on Investments	45,915	(7)	-	109,572

Net Realized Capital Gains (Losses) on Investments	54,312	(7)	-	130,002
Net Change in Unrealized Appreciation (Depreciation)	7,918	17	-	536,351

Net Gain (Loss) on Investment	62,230	10	-	666,353

Net Increase (Decrease) in Net Assets Resulting from Operations	60,614	7	-	652,348

Increase (Decrease) in Net Assets from Contract Transactions	(169,564)	(24)	-	(379,933)

Total Increase (Decrease) in Net Assets	(108,950)	(17)	-	272,415

Net Assets as of December 31, 2024:	$169,329	$161	$-	$3,168,774

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Growth and Income Initial Shares	Calvert VP SRI Balanced
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$-	$51,729	$1,279,811	$2,446,397

Investment Income:
Reinvested Dividends	-	244	9,397	39,433
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	466	18,331	29,093

Net Investment Income (Loss)	-	(222)	(8,934)	10,340

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,844	152,089	9,446
Realized Gain (Loss) on Investments	-	1,322	17,694	27,754

Net Realized Capital Gains (Losses) on Investments	-	6,166	169,783	37,200
Net Change in Unrealized Appreciation (Depreciation)	-	3,404	155,539	308,242

Net Gain (Loss) on Investment	-	9,570	325,322	345,442

Net Increase (Decrease) in Net Assets Resulting from Operations	-	9,348	316,388	355,782

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,335)	(38,590)	(239,841)

Total Increase (Decrease) in Net Assets	-	1,013	277,798	115,941

Net Assets as of December 31, 2023:	$-	$52,742	$1,557,609	$2,562,338

Investment Income:
Reinvested Dividends	-	104	7,228	48,346
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	532	17,345	32,112

Net Investment Income (Loss)	-	(428)	(10,117)	16,234

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,142	73,007	49,811
Realized Gain (Loss) on Investments	-	117	103,810	85,178

Net Realized Capital Gains (Losses) on Investments	-	4,259	176,817	134,989
Net Change in Unrealized Appreciation (Depreciation)	1	2,205	104,397	311,000

Net Gain (Loss) on Investment	1	6,464	281,214	445,989

Net Increase (Decrease) in Net Assets Resulting from Operations	1	6,036	271,097	462,223

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	(519,012)	(47,635)

Total Increase (Decrease) in Net Assets	-	6,036	(247,915)	414,588

Net Assets as of December 31, 2024:	$-	$58,778	$1,309,694	$2,976,926

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Calvert VP SRI Mid Cap	Columbia - Select Mid Cap Growth Class 2 Shares	Columbia - Seligman Global Technology Class 2 Shares	Columbia - Small Company Growth Class 1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$4,454,316	$109,494	$303,930	$875,622

Investment Income:
Reinvested Dividends	8,465	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,496	641	2,564	6,841

Net Investment Income (Loss)	(37,031)	(641)	(2,564)	(6,841)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	15,090	-
Realized Gain (Loss) on Investments	(130,530)	26,726	7,204	(39,131)

Net Realized Capital Gains (Losses) on Investments	(130,530)	26,726	22,294	(39,131)
Net Change in Unrealized Appreciation (Depreciation)	617,964	(5,445)	76,834	265,053

Net Gain (Loss) on Investment	487,434	21,281	99,128	225,922

Net Increase (Decrease) in Net Assets Resulting from Operations	450,403	20,640	96,564	219,081

Increase (Decrease) in Net Assets from Contract Transactions	(299,456)	(36,717)	(183,320)	(65,059)

Total Increase (Decrease) in Net Assets	150,947	(16,077)	(86,756)	154,022

Net Assets as of December 31, 2023:	$4,605,263	$93,417	$217,174	$1,029,644

Investment Income:
Reinvested Dividends	5,561	-	-	24,988
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,687	522	2,313	7,402

Net Investment Income (Loss)	(40,126)	(522)	(2,313)	17,586

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,719	-	9,134	-
Realized Gain (Loss) on Investments	(145,346)	36,201	30,825	(172,957)

Net Realized Capital Gains (Losses) on Investments	(101,627)	36,201	39,959	(172,957)
Net Change in Unrealized Appreciation (Depreciation)	548,735	(21,808)	4,759	371,028

Net Gain (Loss) on Investment	447,108	14,393	44,718	198,071

Net Increase (Decrease) in Net Assets Resulting from Operations	406,982	13,871	42,405	215,657

Increase (Decrease) in Net Assets from Contract Transactions	(797,546)	(50,865)	(143,156)	(307,292)

Total Increase (Decrease) in Net Assets	(390,564)	(36,994)	(100,751)	(91,635)

Net Assets as of December 31, 2024:	$4,214,699	$56,423	$116,423	$938,009

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	CVT EAFE International Index Class I Shares	Dimensional VA Global Bond	Dimensional VA International Small	Dimensional VA International Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,279,955	$40,741,070	$24,431,436	$29,812,510

Investment Income:
Reinvested Dividends	39,633	1,516,409	718,461	1,410,878
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,174	251,539	151,468	192,274

Net Investment Income (Loss)	25,459	1,264,870	566,993	1,218,604

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	281,562
Realized Gain (Loss) on Investments	18,333	(528,579)	15,796	562,241

Net Realized Capital Gains (Losses) on Investments	18,333	(528,579)	15,796	843,803
Net Change in Unrealized Appreciation (Depreciation)	163,233	978,842	2,457,572	2,764,116

Net Gain (Loss) on Investment	181,566	450,263	2,473,368	3,607,919

Net Increase (Decrease) in Net Assets Resulting from Operations	207,025	1,715,133	3,040,361	4,826,523

Increase (Decrease) in Net Assets from Contract Transactions	(71,167)	(3,610,377)	(3,340,288)	(3,821,005)

Total Increase (Decrease) in Net Assets	135,858	(1,895,244)	(299,927)	1,005,518

Net Assets as of December 31, 2023:	$1,415,813	$38,845,826	$24,131,509	$30,818,028

Investment Income:
Reinvested Dividends	37,801	1,814,088	797,556	1,189,984
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,612	242,094	153,078	198,171

Net Investment Income (Loss)	23,189	1,571,994	644,478	991,813

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	623,739	614,152
Realized Gain (Loss) on Investments	53,566	(466,536)	(79,582)	965,090

Net Realized Capital Gains (Losses) on Investments	53,566	(466,536)	544,157	1,579,242
Net Change in Unrealized Appreciation (Depreciation)	(45,229)	656,575	(385,155)	(680,642)

Net Gain (Loss) on Investment	8,337	190,039	159,002	898,600

Net Increase (Decrease) in Net Assets Resulting from Operations	31,526	1,762,033	803,480	1,890,413

Increase (Decrease) in Net Assets from Contract Transactions	(121,828)	(3,150,933)	(2,051,454)	(3,094,233)

Total Increase (Decrease) in Net Assets	(90,302)	(1,388,900)	(1,247,974)	(1,203,820)

Net Assets as of December 31, 2024:	$1,325,511	$37,456,926	$22,883,535	$29,614,208

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Dimensional VA Short-Term Fixed	Dimensional VA U.S. Large Value	Dimensional VA U.S. Targeted Value	Federated Hermes Fund for U.S. Government Securities II
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$35,979,779	$61,627,910	$40,595,522	$1,431,467

Investment Income:
Reinvested Dividends	1,282,307	1,290,738	574,375	34,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	225,477	362,405	241,845	9,369

Net Investment Income (Loss)	1,056,830	928,333	332,530	25,473

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	786,668	2,555,853	-
Realized Gain (Loss) on Investments	(32,184)	2,272,434	950,347	(47,807)

Net Realized Capital Gains (Losses) on Investments	(32,184)	3,059,102	3,506,200	(47,807)
Net Change in Unrealized Appreciation (Depreciation)	447,621	1,700,192	2,769,250	91,390

Net Gain (Loss) on Investment	415,437	4,759,294	6,275,450	43,583

Net Increase (Decrease) in Net Assets Resulting from Operations	1,472,267	5,687,627	6,607,980	69,056

Increase (Decrease) in Net Assets from Contract Transactions	(3,473,062)	(7,294,607)	(7,034,214)	135,378

Total Increase (Decrease) in Net Assets	(2,000,795)	(1,606,980)	(426,234)	204,434

Net Assets as of December 31, 2023:	$33,978,984	$60,020,930	$40,169,288	$1,635,901

Investment Income:
Reinvested Dividends	1,590,588	1,223,527	531,558	57,251
Investment Expense:
Mortality and Expense Risk and Administrative Charges	220,799	385,882	249,543	10,092

Net Investment Income (Loss)	1,369,789	837,645	282,015	47,159

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,164,590	2,589,410	-
Realized Gain (Loss) on Investments	40,386	3,477,613	1,372,521	(44,974)

Net Realized Capital Gains (Losses) on Investments	40,386	9,642,203	3,961,931	(44,974)
Net Change in Unrealized Appreciation (Depreciation)	188,674	(2,954,841)	(1,437,974)	(4,975)

Net Gain (Loss) on Investment	229,060	6,687,362	2,523,957	(49,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,598,849	7,525,007	2,805,972	(2,790)

Increase (Decrease) in Net Assets from Contract Transactions	(2,719,907)	(7,728,396)	(4,797,303)	(136,194)

Total Increase (Decrease) in Net Assets	(1,121,058)	(203,389)	(1,991,331)	(138,984)

Net Assets as of December 31, 2024:	$32,857,926	$59,817,541	$38,177,957	$1,496,917

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount

Net Assets as of December 31, 2022:	$7,638,038	$3,131,730	$2,534,155	$454,445

Investment Income:
Reinvested Dividends	275,032	181,612	47,504	9,708
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,369	21,880	23,106	6,207

Net Investment Income (Loss)	233,663	159,732	24,398	3,501

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	4,992
Realized Gain (Loss) on Investments	-	(133,076)	(18,538)	(7,508)

Net Realized Capital Gains (Losses) on Investments	-	(133,076)	(18,538)	(2,516)
Net Change in Unrealized Appreciation (Depreciation)	-	310,334	188,459	46,440

Net Gain (Loss) on Investment	-	177,258	169,921	43,924

Net Increase (Decrease) in Net Assets Resulting from Operations	233,663	336,990	194,319	47,425

Increase (Decrease) in Net Assets from Contract Transactions	(1,997,875)	(579,070)	(53,329)	(74,058)

Total Increase (Decrease) in Net Assets	(1,764,212)	(242,080)	140,990	(26,633)

Net Assets as of December 31, 2023:	$5,873,826	$2,889,650	$2,675,145	$427,812

Investment Income:
Reinvested Dividends	263,538	154,472	61,643	9,981
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,188	20,576	26,030	5,846

Net Investment Income (Loss)	225,350	133,896	35,613	4,135

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	2,688
Realized Gain (Loss) on Investments	-	(43,802)	(6,926)	(491)

Net Realized Capital Gains (Losses) on Investments	-	(43,802)	(6,926)	2,197
Net Change in Unrealized Appreciation (Depreciation)	-	57,609	349,173	22,156

Net Gain (Loss) on Investment	-	13,807	342,247	24,353

Net Increase (Decrease) in Net Assets Resulting from Operations	225,350	147,703	377,860	28,488

Increase (Decrease) in Net Assets from Contract Transactions	(454,032)	(318,864)	(162,171)	(46,531)

Total Increase (Decrease) in Net Assets	(228,682)	(171,161)	215,689	(18,043)

Net Assets as of December 31, 2024:	$5,645,144	$2,718,489	$2,890,834	$409,769

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$5,694,931	$1,265,975	$4,706,059	$1,913,799

Investment Income:
Reinvested Dividends	29,440	23,432	226,725	2,838
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,790	16,916	41,874	28,672

Net Investment Income (Loss)	(15,350)	6,516	184,851	(25,834)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	215,651	35,173	-	101,994
Realized Gain (Loss) on Investments	271,896	3,556	-	35,111

Net Realized Capital Gains (Losses) on Investments	487,547	38,729	-	137,105
Net Change in Unrealized Appreciation (Depreciation)	1,291,703	64,349	-	533,011

Net Gain (Loss) on Investment	1,779,250	103,078	-	670,116

Net Increase (Decrease) in Net Assets Resulting from Operations	1,763,900	109,594	184,851	644,282

Increase (Decrease) in Net Assets from Contract Transactions	(860,696)	(101,756)	(108,998)	(111,482)

Total Increase (Decrease) in Net Assets	903,204	7,838	75,853	532,800

Net Assets as of December 31, 2023:	$6,598,135	$1,273,813	$4,781,912	$2,446,599

Investment Income:
Reinvested Dividends	13,364	20,313	239,117	21
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,801	15,926	42,129	34,149

Net Investment Income (Loss)	(39,437)	4,387	196,988	(34,128)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	839,186	67,436	-	541,156
Realized Gain (Loss) on Investments	570,799	59,736	-	251,341

Net Realized Capital Gains (Losses) on Investments	1,409,985	127,172	-	792,497
Net Change in Unrealized Appreciation (Depreciation)	711,212	23,113	-	(94,285)

Net Gain (Loss) on Investment	2,121,197	150,285	-	698,212

Net Increase (Decrease) in Net Assets Resulting from Operations	2,081,760	154,672	196,988	664,084

Increase (Decrease) in Net Assets from Contract Transactions	(1,260,360)	(269,583)	(130,459)	(564,710)

Total Increase (Decrease) in Net Assets	821,400	(114,911)	66,529	99,374

Net Assets as of December 31, 2024:	$7,419,535	$1,158,902	$4,848,441	$2,545,973

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Value Strategies Initial Class	NVIT Emerging Markets Class D Shares	T. Rowe Price All-Cap Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,014,474	$1,080,807	$725,724	$1,413,050

Investment Income:
Reinvested Dividends	5,994	12,204	9,906	3,806
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,562	8,170	4,691	20,995

Net Investment Income (Loss)	(568)	4,034	5,215	(17,189)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,486	40,488	-	109,364
Realized Gain (Loss) on Investments	(5,096)	18,505	233	29,134

Net Realized Capital Gains (Losses) on Investments	22,390	58,993	233	138,498
Net Change in Unrealized Appreciation (Depreciation)	117,279	134,348	14,807	246,128

Net Gain (Loss) on Investment	139,669	193,341	15,040	384,626

Net Increase (Decrease) in Net Assets Resulting from Operations	139,101	197,375	20,255	367,437

Increase (Decrease) in Net Assets from Contract Transactions	(92,195)	(144,059)	(76,323)	(120,246)

Total Increase (Decrease) in Net Assets	46,906	53,316	(56,068)	247,191

Net Assets as of December 31, 2023:	$1,061,380	$1,134,123	$669,656	$1,660,241

Investment Income:
Reinvested Dividends	6,096	10,996	8,551	1,082
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,328	8,866	4,354	21,285

Net Investment Income (Loss)	(1,232)	2,130	4,197	(20,203)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	142,854	151,183	-	167,165
Realized Gain (Loss) on Investments	22,644	53,271	11,616	180,657

Net Realized Capital Gains (Losses) on Investments	165,498	204,454	11,616	347,822
Net Change in Unrealized Appreciation (Depreciation)	11,816	(110,565)	23,432	7,635

Net Gain (Loss) on Investment	177,314	93,889	35,048	355,457

Net Increase (Decrease) in Net Assets Resulting from Operations	176,082	96,019	39,245	335,254

Increase (Decrease) in Net Assets from Contract Transactions	(94,934)	(163,593)	(155,246)	(463,773)

Total Increase (Decrease) in Net Assets	81,148	(67,574)	(116,001)	(128,519)

Net Assets as of December 31, 2024:	$1,142,528	$1,066,549	$553,655	$1,531,722

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	T. Rowe Price Equity Income Service Class	T. Rowe Price International Stock	TA Aegon Bond Initial Class	TA Aegon Sustainable Equity Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,078,861	$285,643	$10,719,881	$1,844,875

Investment Income:
Reinvested Dividends	22,739	2,950	88,207	35,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,501	4,136	68,214	16,084

Net Investment Income (Loss)	8,238	(1,186)	19,993	19,475

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,866	-	-	-
Realized Gain (Loss) on Investments	(221)	(209)	(641,597)	(58,256)

Net Realized Capital Gains (Losses) on Investments	46,645	(209)	(641,597)	(58,256)
Net Change in Unrealized Appreciation (Depreciation)	31,387	41,886	1,140,713	115,371

Net Gain (Loss) on Investment	78,032	41,677	499,116	57,115

Net Increase (Decrease) in Net Assets Resulting from Operations	86,270	40,491	519,109	76,590

Increase (Decrease) in Net Assets from Contract Transactions	(13,280)	(15,504)	(2,080,427)	(428,949)

Total Increase (Decrease) in Net Assets	72,990	24,987	(1,561,318)	(352,359)

Net Assets as of December 31, 2023:	$1,151,851	$310,630	$9,158,563	$1,492,516

Investment Income:
Reinvested Dividends	20,432	2,447	354,591	32,655
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,278	3,896	59,518	15,163

Net Investment Income (Loss)	5,154	(1,449)	295,073	17,492

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	69,718	6,333	-	-
Realized Gain (Loss) on Investments	2,002	5,295	(386,680)	(16,483)

Net Realized Capital Gains (Losses) on Investments	71,720	11,628	(386,680)	(16,483)
Net Change in Unrealized Appreciation (Depreciation)	33,341	(4,432)	218,145	227,208

Net Gain (Loss) on Investment	105,061	7,196	(168,535)	210,725

Net Increase (Decrease) in Net Assets Resulting from Operations	110,215	5,747	126,538	228,217

Increase (Decrease) in Net Assets from Contract Transactions	(190,327)	(64,468)	(1,462,139)	(143,911)

Total Increase (Decrease) in Net Assets	(80,112)	(58,721)	(1,335,601)	84,306

Net Assets as of December 31, 2024:	$1,071,739	$251,909	$7,822,962	$1,576,822

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock Government Money Market Initial Class	TA BlackRock Real Estate Securities Initial Class	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Goldman Sachs Managed Risk - Growth ETF Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,064,856	$1,160,178	$1,107,107	$296,697

Investment Income:
Reinvested Dividends	100,098	66,214	19,878	4,949
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,933	7,196	6,238	1,961

Net Investment Income (Loss)	82,165	59,018	13,640	2,988

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	77,212	7,597
Realized Gain (Loss) on Investments	-	(60,986)	(4,745)	(2,035)

Net Realized Capital Gains (Losses) on Investments	-	(60,986)	72,467	5,562
Net Change in Unrealized Appreciation (Depreciation)	-	137,714	49,112	40,011

Net Gain (Loss) on Investment	-	76,728	121,579	45,573

Net Increase (Decrease) in Net Assets Resulting from Operations	82,165	135,746	135,219	48,561

Increase (Decrease) in Net Assets from Contract Transactions	652,717	(119,031)	(100,923)	(30,125)

Total Increase (Decrease) in Net Assets	734,882	16,715	34,296	18,436

Net Assets as of December 31, 2023:	$2,799,738	$1,176,893	$1,141,403	$315,133

Investment Income:
Reinvested Dividends	159,369	24,854	27,978	6,922
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,298	7,191	6,484	1,963

Net Investment Income (Loss)	132,071	17,663	21,494	4,959

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	13,347	4,082
Realized Gain (Loss) on Investments	-	(36,932)	9,678	10,584

Net Realized Capital Gains (Losses) on Investments	-	(36,932)	23,025	14,666
Net Change in Unrealized Appreciation (Depreciation)	-	28,251	52,353	21,600

Net Gain (Loss) on Investment	-	(8,681)	75,378	36,266

Net Increase (Decrease) in Net Assets Resulting from Operations	132,071	8,982	96,872	41,225

Increase (Decrease) in Net Assets from Contract Transactions	854,817	(104,833)	(64,075)	(141,185)

Total Increase (Decrease) in Net Assets	986,888	(95,851)	32,797	(99,960)

Net Assets as of December 31, 2024:	$3,786,626	$1,081,042	$1,174,200	$215,173

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA International Focus Initial Class	TA Janus Mid-Cap Growth Initial Class	TA JPMorgan Asset Allocation- Conservative Initial Class	TA JPMorgan Asset Allocation- Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$572,553	$652,871	$956,047	$2,620,118

Investment Income:
Reinvested Dividends	11,756	-	18,488	44,890
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,849	6,798	6,204	19,209

Net Investment Income (Loss)	7,907	(6,798)	12,284	25,681

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	189,333	-	36,587
Realized Gain (Loss) on Investments	(8,556)	(7,404)	(46,084)	(103,862)

Net Realized Capital Gains (Losses) on Investments	(8,556)	181,929	(46,084)	(67,275)
Net Change in Unrealized Appreciation (Depreciation)	62,482	(39,967)	86,394	520,292

Net Gain (Loss) on Investment	53,926	141,962	40,310	453,017

Net Increase (Decrease) in Net Assets Resulting from Operations	61,833	135,164	52,594	478,698

Increase (Decrease) in Net Assets from Contract Transactions	(107,123)	352,902	(166,123)	(264,340)

Total Increase (Decrease) in Net Assets	(45,290)	488,066	(113,529)	214,358

Net Assets as of December 31, 2023:	$527,263	$1,140,937	$842,518	$2,834,476

Investment Income:
Reinvested Dividends	11,957	1,429	16,228	41,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,548	7,779	5,813	22,641

Net Investment Income (Loss)	8,409	(6,350)	10,415	18,918

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,465	63,917	-	57,958
Realized Gain (Loss) on Investments	4,672	(2,904)	(30,338)	(11,527)

Net Realized Capital Gains (Losses) on Investments	21,137	61,013	(30,338)	46,431
Net Change in Unrealized Appreciation (Depreciation)	(35,301)	90,129	58,153	370,37

Net Gain (Loss) on Investment	(14,164)	151,142	27,815	416,807

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,755)	144,792	38,230	435,725

Increase (Decrease) in Net Assets from Contract Transactions	(39,649)	(573,230)	(97,889)	(49,194)

Total Increase (Decrease) in Net Assets	(45,404)	(428,438)	(59,659)	386,531

Net Assets as of December 31, 2024:	$481,859	$712,499	$782,859	$3,221,007

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Enhanced Index Initial Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,348,333	$1,386,349	$2,579,134	$1,497,486

Investment Income:
Reinvested Dividends	27,894	27,885	23,329	25,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,880	9,344	19,880	12,782

Net Investment Income (Loss)	15,014	18,541	3,449	12,306

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,073	61,711	134,206	53,024
Realized Gain (Loss) on Investments	(23,985)	(16,390)	60,544	12,532

Net Realized Capital Gains (Losses) on Investments	(13,912)	45,321	194,750	65,556
Net Change in Unrealized Appreciation (Depreciation)	102,095	88,875	477,046	190,025

Net Gain (Loss) on Investment	88,183	134,196	671,796	255,581

Net Increase (Decrease) in Net Assets Resulting from Operations	103,197	152,737	675,245	267,887

Increase (Decrease) in Net Assets from Contract Transactions	(103,335)	(77,877)	(172,215)	(12,114)

Total Increase (Decrease) in Net Assets	(138)	74,860	503,030	255,773

Net Assets as of December 31, 2023:	$1,348,195	$1,461,209	$3,082,164	$1,753,259

Investment Income:
Reinvested Dividends	22,111	19,349	21,837	38,505
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,587	10,601	22,006	14,768

Net Investment Income (Loss)	8,524	8,748	(169)	23,737

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	107,623	83,924
Realized Gain (Loss) on Investments	(3,050)	(23,712)	442,564	23,187

Net Realized Capital Gains (Losses) on Investments	(3,050)	(23,712)	550,187	107,111
Net Change in Unrealized Appreciation (Depreciation)	87,643	173,183	148,718	121,097

Net Gain (Loss) on Investment	84,593	149,471	698,905	228,208

Net Increase (Decrease) in Net Assets Resulting from Operations	93,117	158,219	698,736	251,945

Increase (Decrease) in Net Assets from Contract Transactions	(31,477)	(11,116)	(1,280,204)	32,563

Total Increase (Decrease) in Net Assets	61,640	147,103	(581,468)	284,508

Net Assets as of December 31, 2024:	$1,409,835	$1,608,312	$2,500,696	$2,037,767

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA S&P 500 Index Initial Class	TA Small/Mid Cap Value Initial Class	TA T. Rowe Price Small Cap Initial Class	TA TSW International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$90,039	$2,594,770	$4,793,404	$771,801

Investment Income:
Reinvested Dividends	1,179	26,377	-	8,432
Investment Expense:
Mortality and Expense Risk and Administrative Charges	908	17,191	33,401	7,013

Net Investment Income (Loss)	271	9,186	(33,401)	1,419

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,395	242,617	184,578	-
Realized Gain (Loss) on Investments	26	(24,257)	(495,804)	(509)

Net Realized Capital Gains (Losses) on Investments	1,421	218,360	(311,226)	(509)
Net Change in Unrealized Appreciation (Depreciation)	49,693	47,270	1,250,209	104,792

Net Gain (Loss) on Investment	51,114	265,630	938,983	104,283

Net Increase (Decrease) in Net Assets Resulting from Operations	51,385	274,816	905,582	105,702

Increase (Decrease) in Net Assets from Contract Transactions	294,834	(330,099)	(833,829)	(59,827)

Total Increase (Decrease) in Net Assets	346,219	(55,283)	71,753	45,875

Net Assets as of December 31, 2023:	$436,258	$2,539,487	$4,865,157	$817,676

Investment Income:
Reinvested Dividends	7,549	22,701	-	22,968
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,183	16,256	34,179	7,295

Net Investment Income (Loss)	3,366	6,445	(34,179)	15,673

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,148	75,970	183,099	-
Realized Gain (Loss) on Investments	2,954	24,848	(186,126)	16,684

Net Realized Capital Gains (Losses) on Investments	18,102	100,818	(3,027)	16,684
Net Change in Unrealized Appreciation (Depreciation)	118,878	93,204	616,675	(10,241)

Net Gain (Loss) on Investment	136,980	194,022	613,648	6,443

Net Increase (Decrease) in Net Assets Resulting from Operations	140,346	200,467	579,469	22,116

Increase (Decrease) in Net Assets from Contract Transactions	281,619	(600,936)	(543,100)	(120,249)

Total Increase (Decrease) in Net Assets	421,965	(400,469)	36,369	(98,133)

Net Assets as of December 31, 2024:	$858,223	$2,139,018	$4,901,526	$719,543

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA WMC US Growth Initial Class	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$7,779,046	$44,738,923	$13,109,670	$13,384,229

Investment Income:
Reinvested Dividends	3,398	700,246	213,632	195,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,515	305,602	86,030	86,405

Net Investment Income (Loss)	(56,117)	394,644	127,602	108,782

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	239,301	1,550,886	460,655	244,943
Realized Gain (Loss) on Investments	13,234	1,651,226	(101,640)	74,611

Net Realized Capital Gains (Losses) on Investments	252,535	3,202,112	359,015	319,554
Net Change in Unrealized Appreciation (Depreciation)	2,801,152	7,300,614	1,368,052	1,456,359

Net Gain (Loss) on Investment	3,053,687	10,502,726	1,727,067	1,775,913

Net Increase (Decrease) in Net Assets Resulting from Operations	2,997,570	10,897,370	1,854,669	1,884,695

Increase (Decrease) in Net Assets from Contract Transactions	(1,244,064)	(3,645,409)	(251,428)	(1,718,361)

Total Increase (Decrease) in Net Assets	1,753,506	7,251,961	1,603,241	166,334

Net Assets as of December 31, 2023:	$9,532,552	$51,990,884	$14,712,911	$13,550,563

Investment Income:
Reinvested Dividends	1,043	719,865	183,681	193,105
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,252	348,970	93,779	88,340

Net Investment Income (Loss)	(67,209)	370,895	89,902	104,765

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	849,772	2,058,048	486,230	160,936
Realized Gain (Loss) on Investments	632,953	4,155,095	(2,679)	544,927

Net Realized Capital Gains (Losses) on Investments	1,482,725	6,213,143	483,551	705,863
Net Change in Unrealized Appreciation (Depreciation)	1,001,962	5,107,794	645,188	1,052,621

Net Gain (Loss) on Investment	2,484,687	11,320,937	1,128,739	1,758,484

Net Increase (Decrease) in Net Assets Resulting from Operations	2,417,478	11,691,832	1,218,641	1,863,249

Increase (Decrease) in Net Assets from Contract Transactions	(2,079,957)	(8,015,597)	(1,266,101)	(2,553,783)

Total Increase (Decrease) in Net Assets	337,521	3,676,235	(47,460)	(690,534)

Net Assets as of December 31, 2024:	$9,870,073	$55,667,119	$14,665,451	$12,860,029

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Wanger Acorn
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$13,255,445	$24,585,003	$34,251,982	$2,442,202

Investment Income:
Reinvested Dividends	330,051	528,037	844,907	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,316	157,162	214,284	18,292

Net Investment Income (Loss)	246,735	370,875	630,623	(18,292)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	622,662	-	-	-
Realized Gain (Loss) on Investments	(392,217)	(140,011)	(373,214)	(219,548)

Net Realized Capital Gains (Losses) on Investments	230,445	(140,011)	(373,214)	(219,548)
Net Change in Unrealized Appreciation (Depreciation)	858,879	1,103,678	1,530,936	729,639

Net Gain (Loss) on Investment	1,089,324	963,667	1,157,722	510,091

Net Increase (Decrease) in Net Assets Resulting from Operations	1,336,059	1,334,542	1,788,345	491,799

Increase (Decrease) in Net Assets from Contract Transactions	(1,158,776)	(572,800)	2,687,597	(176,249)

Total Increase (Decrease) in Net Assets	177,283	761,742	4,475,942	315,550

Net Assets as of December 31, 2023:	$13,432,728	$25,346,745	$38,727,924	$2,757,752

Investment Income:
Reinvested Dividends	412,641	916,192	1,064,074	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	82,484	157,990	226,714	19,061

Net Investment Income (Loss)	330,157	758,202	837,360	(19,061)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	348,108	-	-	-
Realized Gain (Loss) on Investments	(101,691)	(151,468)	(466,735)	(245,307)

Net Realized Capital Gains (Losses) on Investments	246,417	(151,468)	(466,735)	(245,307)
Net Change in Unrealized Appreciation (Depreciation)	12,400	422,946	(132,778)	601,180

Net Gain (Loss) on Investment	258,817	271,478	(599,513)	355,873

Net Increase (Decrease) in Net Assets Resulting from Operations	588,974	1,029,680	237,847	336,812

Increase (Decrease) in Net Assets from Contract Transactions	(1,803,991)	(1,698,806)	(1,244,304)	(372,721)

Total Increase (Decrease) in Net Assets	(1,215,017)	(669,126)	(1,006,457)	(35,909)

Net Assets as of December 31, 2024:	$12,217,711	$24,677,619	$37,721,467	$2,721,843

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

Wanger International Subaccount

Net Assets as of December 31, 2022:	$2,340,017

Investment Income:
Reinvested Dividends	5,932
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,170

Net Investment Income (Loss)	(14,238)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(339,701)

Net Realized Capital Gains (Losses) on Investments	(339,701)
Net Change in Unrealized Appreciation (Depreciation)	692,358

Net Gain (Loss) on Investment	352,657

Net Increase (Decrease) in Net Assets Resulting from Operations	338,419

Increase (Decrease) in Net Assets from Contract Transactions	(784,608)

Total Increase (Decrease) in Net Assets	(446,189)

Net Assets as of December 31, 2023:	$1,893,828

Investment Income:
Reinvested Dividends	22,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,038

Net Investment Income (Loss)	7,686

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(90,995)

Net Realized Capital Gains (Losses) on Investments	(90,995)
Net Change in Unrealized Appreciation (Depreciation)	(68,098)

Net Gain (Loss) on Investment	(159,093)

Net Increase (Decrease) in Net Assets Resulting from Operations	(151,407)

Increase (Decrease) in Net Assets from Contract Transactions	(273,607)

Total Increase (Decrease) in Net Assets	(425,014)

Net Assets as of December 31, 2024:	$1,468,814

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA CC (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s Edge Select® Variable Annuity, Advisor’s Edge® Variable Annuity, Dimensional Variable Annuity, MarqueeSM Variable Annuity, Personal Manager® Variable Annuity, and Prismâ„ Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery SMID Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid Cap Portfolio
Columbia Funds Variable Insurance Trust II	Columbia Funds Variable Insurance Trust II
Columbia - Select Mid Cap Growth Class 2 Shares	Columbia - Select Mid Cap Growth Fund Class 2 Shares
Columbia - Seligman Global Technology Class 2 Shares	Columbia - Seligman Global Technology Fund Class 2 Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
Calvert Variable Trust, Inc.	Calvert Variable Trust, Inc.
CVT EAFE International Index Class I Shares	CVT EAFE International Index Portfolio Class I Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Federated Insurance	Federated Insurance
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
CVT EAFE International Index Class I Shares	Calvert VP EAFE International Index Class I Shares
Dimensional VA Global Bond	DFA VA Global Bond
Dimensional VA International Small	DFA VA International Small
Dimensional VA International Value	DFA VA International Value
Dimensional VA Short-Term Fixed	DFA VA Short-Term Fixed
Dimensional VA U.S. Large Value	DFA VA U.S. Large Value
Dimensional VA U.S. Targeted Value	DFA VA U.S. Targeted Value
TA TSW International Equity Initial Class	TA TS&W International Equity Initial Class

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class B Shares	$23,219	$186,008

AB Sustainable Global Thematic Growth Class B Shares	1	28

Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-

BNY Mellon Sustainable U.S. Equity Initial Shares	40,985	414,494

BNY Mellon Sustainable U.S. Equity Service Shares	-	-

BNY Mellon VIF Appreciation Service Shares	4,247	532

BNY Mellon VIF Growth and Income Initial Shares	91,744	547,864

Calvert VP SRI Balanced	376,152	357,742

Calvert VP SRI Mid Cap	68,586	862,541

Columbia - Select Mid Cap Growth Class 2 Shares	8,892	60,283

Columbia - Seligman Global Technology Class 2 Shares	11,070	147,404

Columbia - Small Company Growth Class 1 Shares	183,901	473,599

CVT EAFE International Index Class I Shares	92,233	190,876

Dimensional VA Global Bond	4,029,711	5,608,715

Dimensional VA International Small	2,738,431	3,521,567

Dimensional VA International Value	2,939,386	4,427,643

Dimensional VA Short-Term Fixed	4,014,708	5,364,834

Dimensional VA U.S. Large Value	9,232,409	9,958,584

Dimensional VA U.S. Targeted Value	4,497,391	6,423,277

Federated Hermes Fund for U.S. Government Securities II	121,421	210,462

Federated Hermes Government Money II Service Shares	876,924	1,105,490

Federated Hermes High Income Bond II Primary Shares	263,789	448,760

Federated Hermes Managed Volatility II Primary Shares	64,022	190,580

Fidelity® VIP Asset Manager Initial Class	12,669	52,376

Fidelity® VIP Contrafund® Initial Class	874,272	1,334,859

Fidelity® VIP Equity-Income Initial Class	94,605	292,367

Fidelity® VIP Government Money Market Initial Class	248,883	182,431

Fidelity® VIP Growth Initial Class	549,351	607,033

Fidelity® VIP Mid Cap Initial Class	158,253	111,564

Fidelity® VIP Value Strategies Initial Class	193,544	203,824

NVIT Emerging Markets Class D Shares	8,622	159,673

T. Rowe Price All-Cap Opportunities	168,247	485,059

T. Rowe Price Equity Income Service Class	90,150	205,603

T. Rowe Price International Stock	8,780	68,363

TA Aegon Bond Initial Class	898,057	2,065,110

TA Aegon Sustainable Equity Income Initial Class	38,210	164,633

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock Government Money Market Initial Class	$4,879,971	$3,893,096

TA BlackRock Real Estate Securities Initial Class	38,034	125,203

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	86,652	115,884

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	11,448	143,591

TA International Focus Initial Class	75,040	89,816

TA Janus Mid-Cap Growth Initial Class	72,536	588,203

TA JPMorgan Asset Allocation - Conservative Initial Class	18,546	106,020

TA JPMorgan Asset Allocation - Growth Initial Class	100,430	72,751

TA JPMorgan Asset Allocation - Moderate Initial Class	22,524	45,477

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	200,938	203,306

TA JPMorgan Enhanced Index Initial Class	239,922	1,412,678

TA Multi-Managed Balanced Initial Class	304,705	164,479

TA S&P 500 Index Initial Class	337,324	37,190

TA Small/Mid Cap Value Initial Class	116,519	635,046

TA T. Rowe Price Small Cap Initial Class	316,852	711,040

TA TSW International Equity Initial Class	26,302	130,878

TA WMC US Growth Initial Class	1,088,317	2,385,712

Vanguard® Equity Index	5,349,436	10,936,138

Vanguard® International	1,768,990	2,458,862

Vanguard® Mid-Cap Index	1,496,107	3,784,180

Vanguard® Real Estate Index	1,616,139	2,741,857

Vanguard® Short-Term Investment Grade	2,857,211	3,797,909

Vanguard® Total Bond Market Index	3,735,553	4,142,495

Wanger Acorn	10,039	401,831

Wanger International	63,127	329,050

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class B Shares	2,343	(29,202)	(26,859)	-	(452)	(452)

AB Sustainable Global Thematic Growth Class B Shares	-	(12)	(12)	-	(15)	(15)

Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Initial Shares	32	(4,007)	(3,975)	4	(6,419)	(6,415)

BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-

BNY Mellon VIF Appreciation Service Shares	-	-	-	-	(2,001)	(2,001)

BNY Mellon VIF Growth and Income Initial Shares	84	(5,042)	(4,958)	3	(445)	(442)

Calvert VP SRI Balanced	3,773	(5,243)	(1,470)	190	(5,146)	(4,956)

Calvert VP SRI Mid Cap	260	(10,020)	(9,760)	182	(4,848)	(4,666)

Columbia - Select Mid Cap Growth Class 2 Shares	3,174	(20,586)	(17,412)	4,603	(19,932)	(15,329)

Columbia - Seligman Global Technology Class 2 Shares	252	(13,577)	(13,325)	161	(22,612)	(22,451)

Columbia - Small Company Growth Class 1 Shares	2,418	(50,766)	(48,348)	-	(10,029)	(10,029)

CVT EAFE International Index Class I Shares	28,894	(100,506)	(71,612)	138	(47,534)	(47,396)

Dimensional VA Global Bond	1,376,752	(2,943,876)	(1,567,124)	663,739	(2,914,235)	(2,250,496)

Dimensional VA International Small	262,786	(644,640)	(381,854)	170,599	(1,055,047)	(884,448)

Dimensional VA International Value	309,139	(1,020,346)	(711,207)	141,698	(1,489,836)	(1,348,138)

Dimensional VA Short-Term Fixed	1,637,719	(2,957,398)	(1,319,679)	1,193,603	(3,617,686)	(2,424,083)

Dimensional VA U.S. Large Value	316,924	(1,706,061)	(1,389,137)	257,316	(1,938,031)	(1,680,715)

Dimensional VA U.S. Targeted Value	185,457	(853,103)	(667,646)	142,623	(1,728,943)	(1,586,320)

Federated Hermes Fund for U.S. Government Securities II	36,927	(104,199)	(67,272)	260,195	(117,231)	142,964

Federated Hermes Government Money II Service Shares	494,660	(877,127)	(382,467)	817,532	(2,369,643)	(1,552,111)

Federated Hermes High Income Bond II Primary Shares	30,152	(93,438)	(63,286)	27,518	(204,353)	(176,835)

Federated Hermes Managed Volatility II Primary Shares	600	(43,346)	(42,746)	12,068	(11,313)	755

Fidelity® VIP Asset Manager Initial Class	-	(1,090)	(1,090)	256	(2,086)	(1,830)

Fidelity® VIP Contrafund® Initial Class	4,031	(232,190)	(228,159)	77,789	(303,374)	(225,585)

Fidelity® VIP Equity-Income Initial Class	72	(3,593)	(3,521)	25	(1,504)	(1,479)

Fidelity® VIP Government Money Market Initial Class	591	(10,070)	(9,479)	370	(8,014)	(7,644)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Growth Initial Class	40	(3,575)	(3,535)	9	(944)	(935)

Fidelity® VIP Mid Cap Initial Class	1,553	(16,176)	(14,623)	14,112	(31,706)	(17,594)

Fidelity® VIP Value Strategies Initial Class	7,430	(40,379)	(32,949)	5,133	(40,448)	(35,315)

NVIT Emerging Markets Class D Shares	6	(13,203)	(13,197)	487	(7,707)	(7,220)

T. Rowe Price All-Cap Opportunities	-	(2,970)	(2,970)	164	(1,105)	(941)

T. Rowe Price Equity Income Service Class	-	(2,130)	(2,130)	-	(152)	(152)

T. Rowe Price International Stock	-	(2,415)	(2,415)	-	(644)	(644)

TA Aegon Bond Initial Class	306,639	(1,085,775)	(779,136)	431,998	(1,623,237)	(1,191,239)

TA Aegon Sustainable Equity Income Initial Class	2,163	(55,496)	(53,333)	20,321	(205,526)	(185,205)

TA BlackRock Government Money Market Initial Class	4,508,101	(3,690,154)	817,947	1,173,551	(530,737)	642,814

TA BlackRock Real Estate Securities Initial Class	4,062	(33,130)	(29,068)	12,474	(37,023)	(24,549)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	23,524	(57,389)	(33,865)	21,497	(80,498)	(59,001)

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	205	(59,976)	(59,771)	357	(18,162)	(17,805)

TA International Focus Initial Class	16,094	(28,649)	(12,555)	4,403	(43,883)	(39,480)

TA Janus Mid-Cap Growth Initial Class	1,802	(136,423)	(134,621)	127,656	(27,197)	100,459

TA JPMorgan Asset Allocation - Conservative Initial Class	1,031	(45,155)	(44,124)	1,134	(83,030)	(81,896)

TA JPMorgan Asset Allocation - Growth Initial Class	234	(12,894)	(12,660)	90	(78,864)	(78,774)

TA JPMorgan Asset Allocation - Moderate Initial Class	162	(12,501)	(12,339)	8,427	(52,899)	(44,472)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	61,372	(58,907)	2,465	16	(27,280)	(27,264)

TA JPMorgan Enhanced Index Initial Class	13,251	(52,302)	(39,051)	24,582	(48,087)	(23,505)

TA Multi-Managed Balanced Initial Class	55,088	(46,385)	8,703	66,360	(73,084)	(6,724)

TA S&P 500 Index Initial Class	241,882	(23,989)	217,893	275,644	-	275,644

TA Small/Mid Cap Value Initial Class	3,843	(55,192)	(51,349)	4,327	(67,394)	(63,067)

TA T. Rowe Price Small Cap Initial Class	27,629	(137,656)	(110,027)	31,000	(241,187)	(210,187)

TA TSW International Equity Initial Class	880	(30,856)	(29,976)	2,523	(22,057)	(19,534)

TA WMC US Growth Initial Class	32,977	(330,059)	(297,082)	64,820	(298,116)	(233,296)

Vanguard® Equity Index	392,784	(1,672,946)	(1,280,162)	466,938	(1,208,343)	(741,405)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® International	472,243	(1,001,772)	(529,529)	574,857	(686,106)	(111,249)

Vanguard® Mid-Cap Index	177,950	(575,165)	(397,215)	64,862	(398,839)	(333,977)

Vanguard® Real Estate Index	191,687	(553,817)	(362,130)	215,908	(488,841)	(272,933)

Vanguard® Short-Term Investment Grade	1,211,111	(2,228,401)	(1,017,290)	877,226	(1,262,779)	(385,553)

Vanguard® Total Bond Market Index	1,624,503	(2,346,599)	(722,096)	3,449,974	(1,825,997)	1,623,977

Wanger Acorn	2,081	(51,835)	(49,754)	3,948	(39,370)	(35,422)

Wanger International	10,537	(62,862)	(52,325)	17,357	(189,131)	(171,774)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$14,823	$(184,387)	$(169,564)	$-	$(2,052)	$(2,052)

AB Sustainable Global Thematic Growth Class B Shares	-	(24)	(24)	-	(24)	(24)

Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-

BNY Mellon Sustainable U.S. Equity Initial Shares	3,447	(383,380)	(379,933)	332	(516,681)	(516,349)

BNY Mellon Sustainable U.S. Equity Service Shares	-	(1)	(1)	-	-	-

BNY Mellon VIF Appreciation Service Shares	-	-	-	-	(8,335)	(8,335)

BNY Mellon VIF Growth and Income Initial Shares	11,513	(530,525)	(519,012)	269	(38,859)	(38,590)

Calvert VP SRI Balanced	278,316	(325,951)	(47,635)	9,386	(249,227)	(239,841)

Calvert VP SRI Mid Cap	19,802	(817,348)	(797,546)	11,989	(311,445)	(299,456)

Columbia - Select Mid Cap Growth Class 2 Shares	8,894	(59,759)	(50,865)	11,704	(48,421)	(36,717)

Columbia - Seligman Global Technology Class 2 Shares	1,941	(145,097)	(143,156)	884	(184,204)	(183,320)

Columbia - Small Company Growth Class 1 Shares	158,933	(466,225)	(307,292)	-	(65,059)	(65,059)

CVT EAFE International Index Class I Shares	54,453	(176,281)	(121,828)	217	(71,384)	(71,167)

Dimensional VA Global Bond	2,305,029	(5,455,962)	(3,150,933)	1,240,543	(4,850,920)	(3,610,377)

Dimensional VA International Small	1,348,060	(3,399,514)	(2,051,454)	755,695	(4,095,983)	(3,340,288)

Dimensional VA International Value	1,175,297	(4,269,530)	(3,094,233)	644,281	(4,465,286)	(3,821,005)

Dimensional VA Short-Term Fixed	2,495,021	(5,214,928)	(2,719,907)	1,939,408	(5,412,470)	(3,473,062)

Dimensional VA U.S. Large Value	1,881,364	(9,609,760)	(7,728,396)	1,307,140	(8,601,747)	(7,294,607)

Dimensional VA U.S. Targeted Value	1,410,156	(6,207,459)	(4,797,303)	829,490	(7,863,704)	(7,034,214)

Federated Hermes Fund for U.S. Government Securities II	64,757	(200,951)	(136,194)	360,440	(225,062)	135,378

Federated Hermes Government Money II Service Shares	615,559	(1,069,591)	(454,032)	1,055,039	(3,052,914)	(1,997,875)

Federated Hermes High Income Bond II Primary Shares	110,309	(429,173)	(318,864)	106,249	(685,319)	(579,070)

Federated Hermes Managed Volatility II Primary Shares	2,427	(164,598)	(162,171)	41,079	(94,408)	(53,329)

Fidelity® VIP Asset Manager Initial Class	-	(46,531)	(46,531)	11,311	(85,369)	(74,058)

Fidelity® VIP Contrafund® Initial Class	22,653	(1,283,013)	(1,260,360)	293,366	(1,154,062)	(860,696)

Fidelity® VIP Equity-Income Initial Class	6,871	(276,454)	(269,583)	1,984	(103,740)	(101,756)

Fidelity® VIP Government Money Market Initial Class	9,773	(140,232)	(130,459)	5,880	(114,878)	(108,998)

Fidelity® VIP Growth Initial Class	8,194	(572,904)	(564,710)	1,317	(112,799)	(111,482)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	$9,456	$(104,390)	$(94,934)	$70,668	$(162,863)	$(92,195)

Fidelity® VIP Value Strategies Initial Class	31,464	(195,057)	(163,593)	20,219	(164,278)	(144,059)

NVIT Emerging Markets Class D Shares	71	(155,317)	(155,246)	5,018	(81,341)	(76,323)

T. Rowe Price All-Cap Opportunities	-	(463,773)	(463,773)	24,307	(144,553)	(120,246)

T. Rowe Price Equity Income Service Class	-	(190,327)	(190,327)	-	(13,280)	(13,280)

T. Rowe Price International Stock	-	(64,468)	(64,468)	-	(15,504)	(15,504)

TA Aegon Bond Initial Class	549,358	(2,011,497)	(1,462,139)	745,201	(2,825,628)	(2,080,427)

TA Aegon Sustainable Equity Income Initial Class	5,785	(149,696)	(143,911)	48,314	(477,263)	(428,949)

TA BlackRock Government Money Market Initial Class	4,722,293	(3,867,476)	854,817	1,181,781	(529,064)	652,717

TA BlackRock Real Estate Securities Initial Class	13,304	(118,137)	(104,833)	41,694	(160,725)	(119,031)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	45,375	(109,450)	(64,075)	35,709	(136,632)	(100,923)

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	464	(141,649)	(141,185)	668	(30,793)	(30,125)

TA International Focus Initial Class	46,679	(86,328)	(39,649)	12,009	(119,132)	(107,123)

TA Janus Mid-Cap Growth Initial Class	7,260	(580,490)	(573,230)	444,830	(91,928)	352,902

TA JPMorgan Asset Allocation - Conservative Initial Class	2,360	(100,249)	(97,889)	2,346	(168,469)	(166,123)

TA JPMorgan Asset Allocation - Growth Initial Class	934	(50,128)	(49,194)	307	(264,647)	(264,340)

TA JPMorgan Asset Allocation - Moderate Initial Class	434	(31,911)	(31,477)	21,826	(125,161)	(103,335)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	181,599	(192,715)	(11,116)	46	(77,923)	(77,877)

TA JPMorgan Enhanced Index Initial Class	110,731	(1,390,935)	(1,280,204)	188,134	(360,349)	(172,215)

TA Multi-Managed Balanced Initial Class	182,330	(149,767)	32,563	190,266	(202,380)	(12,114)

TA S&P 500 Index Initial Class	314,742	(33,123)	281,619	294,834	-	294,834

TA Small/Mid Cap Value Initial Class	18,066	(619,002)	(600,936)	41,519	(371,618)	(330,099)

TA T. Rowe Price Small Cap Initial Class	135,917	(679,017)	(543,100)	124,921	(958,750)	(833,829)

TA TSW International Equity Initial Class	3,366	(123,615)	(120,249)	9,899	(69,726)	(59,827)

TA WMC US Growth Initial Class	242,075	(2,322,032)	(2,079,957)	335,074	(1,579,138)	(1,244,064)

Vanguard® Equity Index	2,586,493	(10,602,090)	(8,015,597)	2,347,434	(5,992,843)	(3,645,409)

Vanguard® International	1,116,527	(2,382,628)	(1,266,101)	1,190,662	(1,442,090)	(251,428)

Vanguard® Mid-Cap Index	1,149,693	(3,703,476)	(2,553,783)	334,478	(2,052,839)	(1,718,361)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Real Estate Index	$877,923	$(2,681,914)	$(1,803,991)	$861,769	$(2,020,545)	$(1,158,776)

Vanguard® Short-Term Investment Grade	1,986,570	(3,685,376)	(1,698,806)	1,357,912	(1,930,712)	(572,800)

Vanguard® Total Bond Market Index	2,753,483	(3,997,787)	(1,244,304)	5,611,894	(2,924,297)	2,687,597

Wanger Acorn	10,392	(383,113)	(372,721)	19,002	(195,251)	(176,249)

Wanger International	41,599	(315,206)	(273,607)	73,348	(857,956)	(784,608)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Large Cap Growth Class B Shares
12/31/2024	25,745	$8.64	to	$30.07	$169,329	-%	0.55%	to	2.70%	24.27%	to	21.65%
12/31/2023	52,604	6.95	to	24.72	278,279	-	0.55	to	2.70	34.05	to	31.26
12/31/2022	53,056	5.18	to	18.83	209,568	-	0.55	to	2.70	(29.08)	to	(30.56)
12/31/2021	53,616	7.31	to	27.12	298,881	-	0.55	to	2.70	27.95	to	25.27
12/31/2020	54,616	5.71	to	21.65	237,815	-	0.55	to	2.70	34.41	to	31.60
AB Sustainable Global Thematic Growth Class B Shares
12/31/2024	82	3.51	to	19.54	161	-	0.55	to	2.70	5.38	to	3.16
12/31/2023	94	3.33	to	18.95	178	0.03	0.55	to	2.70	15.07	to	12.67
12/31/2022	109	2.89	to	16.81	181	-	0.55	to	2.70	(27.57)	to	(29.08)
12/31/2021	123	3.99	to	23.71	285	-	0.55	to	2.70	21.90	to	19.35
12/31/2020	10,299	3.28	to	19.87	22,098	0.49	0.55	to	2.70	38.32	to	35.43
Allspring VT Discovery SMID Cap Growth Class 2 Shares
12/31/2024	-	139.08	to	116.19	-	-	0.80	to	1.40	17.19	to	16.49
12/31/2023	-	118.68	to	99.74	-	-	0.80	to	1.40	19.19	to	18.49
12/31/2022	-	99.57	to	84.18	-	-	0.80	to	1.40	(38.34)	to	(38.71)
12/31/2021	-	161.49	to	137.33	-	-	0.80	to	1.40	(5.80)	to	(6.35)
12/31/2020	-	171.43	to	146.65	-	-	0.80	to	1.40	61.36	to	60.41
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2024	31,303	110.14	to	87.33	3,168,774	0.55	0.80	to	1.40	23.89	to	23.16
12/31/2023	35,278	88.90	to	70.91	2,896,359	0.77	0.80	to	1.40	22.84	to	22.12
12/31/2022	41,693	72.37	to	58.07	2,815,633	0.52	0.80	to	1.40	(23.48)	to	(23.94)
12/31/2021	42,438	94.58	to	76.34	3,746,484	0.76	0.80	to	1.40	25.99	to	25.24
12/31/2020	40,949	75.07	to	60.95	2,853,761	1.09	0.80	to	1.40	23.16	to	22.43
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2024	-	5.65	to	21.79	-	0.31	0.55	to	2.70	23.89	to	21.28
12/31/2023	-	4.56	to	17.97	-	0.40	0.55	to	2.70	22.83	to	20.27
12/31/2022	-	3.71	to	14.94	-	0.41	0.55	to	2.70	(23.48)	to	(25.08)
12/31/2021	-	4.85	to	19.94	-	0.75	0.55	to	2.70	25.99	to	23.35
12/31/2020	-	3.85	to	16.17	-	0.99	0.55	to	2.70	23.18	to	20.60
BNY Mellon VIF Appreciation Service Shares
12/31/2024	12,489	5.33	to	22.27	58,778	0.18	0.55	to	2.70	11.86	to	9.51
12/31/2023	12,489	4.77	to	20.33	52,742	0.47	0.55	to	2.70	20.01	to	17.51
12/31/2022	14,490	3.97	to	17.30	51,729	0.43	0.55	to	2.70	(18.70)	to	(20.40)
12/31/2021	14,490	4.89	to	21.74	63,838	0.20	0.55	to	2.70	26.08	to	23.44
12/31/2020	14,490	3.88	to	17.61	50,801	0.55	0.55	to	2.70	22.71	to	20.14
BNY Mellon VIF Growth and Income Initial Shares
12/31/2024	10,732	143.40	to	116.36	1,309,694	0.53	0.80	to	1.40	21.75	to	21.02
12/31/2023	15,690	117.79	to	96.15	1,557,609	0.66	0.80	to	1.40	25.68	to	24.94
12/31/2022	16,132	93.72	to	76.95	1,279,811	0.80	0.80	to	1.40	(15.49)	to	(15.99)
12/31/2021	16,302	110.90	to	91.60	1,538,142	0.47	0.80	to	1.40	24.63	to	23.90
12/31/2020	17,266	88.98	to	73.93	1,311,918	0.77	0.80	to	1.40	23.64	to	22.91
Calvert VP SRI Balanced
12/31/2024	43,968	74.93	to	62.00	2,976,926	1.72	0.80	to	1.40	18.66	to	17.95
12/31/2023	45,438	63.14	to	52.57	2,562,338	1.57	0.80	to	1.40	15.89	to	15.21
12/31/2022	50,394	54.48	to	45.63	2,446,397	1.15	0.80	to	1.40	(16.08)	to	(16.58)
12/31/2021	56,086	64.93	to	54.69	3,242,562	1.15	0.80	to	1.40	14.20	to	13.53
12/31/2020	62,808	56.85	to	48.18	3,181,454	1.51	0.80	to	1.40	14.34	to	13.67

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Calvert VP SRI Mid Cap
12/31/2024	52,367	$86.69	to	$71.78	$4,214,699	0.12%	0.80%	to	1.40%	9.35%	to	8.69%
12/31/2023	62,127	79.28	to	66.04	4,605,263	0.19	0.80	to	1.40	10.76	to	10.10
12/31/2022	66,793	71.58	to	59.98	4,454,316	-	0.80	to	1.40	(20.12)	to	(20.60)
12/31/2021	69,717	89.61	to	75.54	5,815,421	0.20	0.80	to	1.40	14.11	to	13.44
12/31/2020	76,169	78.53	to	66.59	5,584,530	0.44	0.80	to	1.40	11.36	to	10.70
Columbia - Select Mid Cap Growth Class 2 Shares
12/31/2024	16,595	3.43	to	20.87	56,423	-	0.55	to	2.70	22.69	to	20.11
12/31/2023	34,007	2.79	to	17.37	93,417	-	0.55	to	2.70	24.24	to	21.65
12/31/2022	49,336	2.25	to	14.28	109,494	-	0.55	to	2.70	(31.39)	to	(32.82)
12/31/2021	64,702	3.28	to	21.26	209,656	-	0.55	to	2.70	15.64	to	13.21
12/31/2020	84,175	2.83	to	18.78	236,222	-	0.55	to	2.70	34.34	to	31.53
Columbia - Seligman Global Technology Class 2 Shares
12/31/2024	11,849	15.47	to	38.44	116,423	-	0.55	to	2.70	25.88	to	23.24
12/31/2023	25,174	12.29	to	31.19	217,174	-	0.55	to	2.70	44.08	to	41.08
12/31/2022	47,625	8.53	to	22.11	303,930	-	0.55	to	2.70	(32.23)	to	(33.65)
12/31/2021	47,729	12.59	to	33.32	450,742	0.28	0.55	to	2.70	37.93	to	35.04
12/31/2020	48,530	9.12	to	24.67	332,576	-	0.55	to	2.70	45.00	to	41.97
Columbia - Small Company Growth Class 1 Shares
12/31/2024	119,326	5.99	to	23.99	938,009	2.41	0.55	to	2.70	23.43	to	20.83
12/31/2023	167,674	4.86	to	19.86	1,029,644	-	0.55	to	2.70	25.94	to	23.31
12/31/2022	177,703	3.86	to	16.10	875,622	-	0.55	to	2.70	(36.12)	to	(37.46)
12/31/2021	249,547	6.04	to	25.75	1,905,581	-	0.55	to	2.70	(3.43)	to	(5.46)
12/31/2020	327,396	6.25	to	27.23	2,659,427	-	0.55	to	2.70	70.19	to	66.63
CVT EAFE International Index Class I Shares
12/31/2024	774,955	1.77	to	1.62	1,325,511	2.67	0.80	to	1.40	2.32	to	1.71
12/31/2023	846,567	1.73	to	1.60	1,415,813	2.92	0.80	to	1.40	16.84	to	16.15
12/31/2022	893,963	1.48	to	1.37	1,279,955	3.53	0.80	to	1.40	(15.26)	to	(15.76)
12/31/2021	906,904	1.75	to	1.63	1,536,025	1.78	0.80	to	1.40	10.00	to	9.34
12/31/2020	941,692	1.59	to	1.49	1,453,317	3.36	0.80	to	1.40	6.92	to	6.28
Dimensional VA Global Bond
12/31/2024	21,681,509	1.55	to	9.76	37,456,926	4.75	0.55	to	1.85	4.81	to	3.46
12/31/2023	23,248,633	1.48	to	9.44	38,845,826	3.79	0.55	to	1.85	4.48	to	3.15
12/31/2022	25,499,129	1.41	to	9.15	40,741,070	1.53	0.55	to	1.85	(6.84)	to	(8.03)
12/31/2021	27,867,842	1.52	to	9.95	47,721,430	0.72	0.55	to	1.85	(1.58)	to	(2.84)
12/31/2020	29,138,046	1.54	to	10.24	50,955,010	0.03	0.55	to	1.85	0.90	to	(0.38)
Dimensional VA International Small
12/31/2024	4,770,353	3.71	to	13.79	22,883,535	3.33	0.55	to	1.85	3.25	to	1.92
12/31/2023	5,152,207	3.59	to	13.53	24,131,509	3.01	0.55	to	1.85	13.49	to	12.04
12/31/2022	6,036,655	3.17	to	12.08	24,431,436	2.49	0.55	to	1.85	(18.09)	to	(19.14)
12/31/2021	6,313,609	3.87	to	14.94	31,416,540	2.48	0.55	to	1.85	13.94	to	12.48
12/31/2020	7,216,991	3.39	to	13.28	31,676,510	2.09	0.55	to	1.85	8.82	to	7.43
Dimensional VA International Value
12/31/2024	8,075,449	2.93	to	1.61	29,614,208	3.81	0.55	to	1.85	6.04	to	4.68
12/31/2023	8,786,656	2.76	to	1.54	30,818,028	4.62	0.55	to	1.85	17.22	to	15.73
12/31/2022	10,134,794	2.36	to	1.33	29,812,510	3.84	0.55	to	1.85	(3.98)	to	(5.21)
12/31/2021	10,985,692	2.46	to	1.40	33,820,327	3.82	0.55	to	1.85	17.47	to	15.97
12/31/2020	12,904,472	2.09	to	1.21	33,746,520	2.47	0.55	to	1.85	(2.30)	to	(3.55)
Dimensional VA Short-Term Fixed
12/31/2024	22,967,762	1.28	to	0.93	32,857,926	4.67	0.55	to	1.85	4.90	to	3.56
12/31/2023	24,287,441	1.22	to	0.89	33,978,984	3.67	0.55	to	1.85	4.41	to	3.08
12/31/2022	26,711,524	1.17	to	0.87	35,979,779	1.23	0.55	to	1.85	(1.70)	to	(2.95)
12/31/2021	29,717,141	1.19	to	0.89	40,351,533	0.01	0.55	to	1.85	(0.74)	to	(2.00)
12/31/2020	31,697,923	1.20	to	0.91	43,002,159	0.58	0.55	to	1.85	0.05	to	(1.23)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dimensional VA U.S. Large Value
12/31/2024	10,574,360	$5.04	to	$3.41	$59,817,541	1.97%	0.55%	to	1.85%	12.76%	to	11.31%
12/31/2023	11,963,497	4.47	to	3.07	60,020,930	2.19	0.55	to	1.85	10.32	to	8.91
12/31/2022	13,644,212	4.05	to	2.81	61,627,910	2.16	0.55	to	1.85	(5.40)	to	(6.60)
12/31/2021	15,029,614	4.28	to	3.01	72,246,267	1.63	0.55	to	1.85	26.34	to	24.73
12/31/2020	19,467,224	3.39	to	2.42	73,045,236	2.24	0.55	to	1.85	(1.92)	to	(3.17)
Dimensional VA U.S. Targeted Value
12/31/2024	5,430,691	5.11	to	3.66	38,177,957	1.37	0.55	to	1.85	7.54	to	6.16
12/31/2023	6,098,337	4.75	to	3.45	40,169,288	1.50	0.55	to	1.85	19.38	to	17.86
12/31/2022	7,684,657	3.98	to	2.92	40,595,522	1.26	0.55	to	1.85	(4.74)	to	(5.95)
12/31/2021	8,651,371	4.18	to	3.11	48,092,886	1.33	0.55	to	1.85	38.92	to	37.15
12/31/2020	11,300,609	3.01	to	2.27	44,929,524	1.80	0.55	to	1.85	3.41	to	2.09
Federated Hermes Fund for U.S. Government Securities II
12/31/2024	814,769	1.41	to	8.31	1,496,917	3.70	0.55	to	2.70	0.03	to	(2.08)
12/31/2023	882,041	1.41	to	8.49	1,635,901	2.50	0.55	to	2.70	3.62	to	1.46
12/31/2022	739,077	1.36	to	8.37	1,431,467	1.93	0.55	to	2.70	(13.03)	to	(14.84)
12/31/2021	1,063,865	1.56	to	9.83	2,241,897	2.34	0.55	to	2.70	(2.58)	to	(4.62)
12/31/2020	1,539,179	1.60	to	10.30	3,335,910	2.20	0.55	to	2.70	4.64	to	2.45
Federated Hermes Government Money II Service Shares
12/31/2024	4,222,316	1.19	to	9.24	5,645,144	4.58	0.55	to	2.70	4.10	to	1.91
12/31/2023	4,604,783	1.14	to	9.07	5,873,826	4.42	0.55	to	2.70	3.95	to	1.78
12/31/2022	6,156,894	1.10	to	8.91	7,638,038	1.20	0.55	to	2.70	0.61	to	(1.50)
12/31/2021	4,782,330	1.09	to	9.05	5,852,319	-	0.55	to	2.70	(0.55)	to	(2.63)
12/31/2020	5,268,350	1.10	to	9.29	6,499,923	0.19	0.55	to	2.70	(0.35)	to	(2.43)
Federated Hermes High Income Bond II Primary Shares
12/31/2024	676,589	3.03	to	11.24	2,718,489	5.57	0.55	to	2.70	5.69	to	3.46
12/31/2023	739,875	2.87	to	10.86	2,889,650	6.00	0.55	to	2.70	12.10	to	9.76
12/31/2022	916,710	2.56	to	9.90	3,131,730	5.60	0.55	to	2.70	(12.26)	to	(14.09)
12/31/2021	1,293,566	2.92	to	11.52	4,837,118	4.92	0.55	to	2.70	4.27	to	2.09
12/31/2020	1,178,424	2.80	to	11.29	4,610,539	6.03	0.55	to	2.70	5.01	to	2.81
Federated Hermes Managed Volatility II Primary Shares
12/31/2024	900,387	3.64	to	13.51	2,890,834	2.19	0.55	to	2.70	14.92	to	12.50
12/31/2023	943,133	3.16	to	12.01	2,675,145	1.87	0.55	to	2.70	8.09	to	5.83
12/31/2022	942,378	2.93	to	11.35	2,534,155	1.94	0.55	to	2.70	(14.23)	to	(16.02)
12/31/2021	1,045,870	3.41	to	13.51	3,270,345	1.79	0.55	to	2.70	17.86	to	15.40
12/31/2020	1,081,706	2.90	to	11.71	2,904,976	2.57	0.55	to	2.70	0.38	to	(1.72)
Fidelity® VIP Asset Manager Initial Class
12/31/2024	9,485	52.73	to	43.20	409,769	2.39	0.80	to	1.40	7.63	to	6.99
12/31/2023	10,575	48.99	to	40.38	427,812	2.13	0.80	to	1.40	12.05	to	11.39
12/31/2022	12,405	43.72	to	36.25	454,445	2.00	0.80	to	1.40	(15.61)	to	(16.11)
12/31/2021	13,440	51.81	to	43.21	587,881	1.63	0.80	to	1.40	9.05	to	8.40
12/31/2020	13,666	47.51	to	39.86	551,767	1.52	0.80	to	1.40	13.96	to	13.28
Fidelity® VIP Contrafund® Initial Class
12/31/2024	1,267,720	6.04	to	26.31	7,419,535	0.18	0.55	to	2.70	33.06	to	30.26
12/31/2023	1,495,879	4.54	to	20.19	6,598,135	0.47	0.55	to	2.70	32.72	to	29.96
12/31/2022	1,721,464	3.42	to	15.54	5,694,931	0.51	0.55	to	2.70	(26.72)	to	(28.25)
12/31/2021	1,891,613	4.66	to	21.66	8,519,292	0.06	0.55	to	2.70	27.14	to	24.48
12/31/2020	2,201,598	3.67	to	17.40	7,804,092	0.25	0.55	to	2.70	29.85	to	27.14
Fidelity® VIP Equity-Income Initial Class
12/31/2024	13,848	100.21	to	82.47	1,158,902	1.73	0.80	to	1.40	14.43	to	13.75
12/31/2023	17,369	87.58	to	72.50	1,273,813	1.87	0.80	to	1.40	9.77	to	9.12
12/31/2022	18,848	79.78	to	66.44	1,265,975	1.90	0.80	to	1.40	(5.71)	to	(6.27)
12/31/2021	19,334	84.61	to	70.88	1,387,546	1.87	0.80	to	1.40	23.90	to	23.17
12/31/2020	20,412	68.29	to	57.55	1,189,061	1.76	0.80	to	1.40	5.85	to	5.22

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Government Money Market Initial Class
12/31/2024	296,493	$16.74	to	$14.00	$4,848,441	4.99%	0.80%	to	1.40%	4.27%	to	3.65%
12/31/2023	305,972	16.05	to	13.50	4,781,912	4.79	0.80	to	1.40	4.06	to	3.45
12/31/2022	313,616	15.43	to	13.05	4,706,059	1.42	0.80	to	1.40	0.63	to	0.04
12/31/2021	318,992	15.33	to	13.05	4,752,589	0.01	0.80	to	1.40	(0.78)	to	(1.37)
12/31/2020	89,574	15.45	to	13.23	1,245,806	0.29	0.80	to	1.40	(0.48)	to	(1.07)
Fidelity® VIP Growth Initial Class
12/31/2024	14,544	213.15	to	169.78	2,545,973	-	0.80	to	1.40	29.35	to	28.58
12/31/2023	18,079	164.78	to	132.04	2,446,599	0.13	0.80	to	1.40	35.16	to	34.36
12/31/2022	19,014	121.92	to	98.27	1,913,799	0.61	0.80	to	1.40	(25.06)	to	(25.50)
12/31/2021	20,589	162.68	to	131.90	2,763,678	-	0.80	to	1.40	22.24	to	21.51
12/31/2020	20,805	133.08	to	108.55	2,297,609	0.07	0.80	to	1.40	42.75	to	41.91
Fidelity® VIP Mid Cap Initial Class
12/31/2024	175,870	6.63	to	17.39	1,142,528	0.53	0.55	to	2.70	16.85	to	14.39
12/31/2023	190,493	5.67	to	15.21	1,061,380	0.58	0.55	to	2.70	14.45	to	12.06
12/31/2022	208,087	4.95	to	13.57	1,014,474	0.49	0.55	to	2.70	(15.21)	to	(16.98)
12/31/2021	234,293	5.84	to	16.35	1,347,811	0.50	0.55	to	2.70	24.92	to	22.30
12/31/2020	371,942	4.68	to	13.37	1,714,558	0.66	0.55	to	2.70	17.54	to	15.08
Fidelity® VIP Value Strategies Initial Class
12/31/2024	223,479	5.04	to	18.85	1,066,549	0.97	0.55	to	2.70	8.80	to	6.51
12/31/2023	256,428	4.63	to	17.70	1,134,123	1.14	0.55	to	2.70	20.19	to	17.68
12/31/2022	291,743	3.86	to	15.04	1,080,807	1.09	0.55	to	2.70	(7.53)	to	(9.47)
12/31/2021	313,386	4.17	to	16.61	1,257,436	1.41	0.55	to	2.70	32.87	to	30.09
12/31/2020	404,479	3.14	to	12.77	1,230,215	1.32	0.55	to	2.70	7.67	to	5.41
NVIT Emerging Markets Class D Shares
12/31/2024	48,519	11.54	to	10.00	553,655	1.34	0.55	to	2.70	5.40	to	3.18
12/31/2023	61,716	10.95	to	9.69	669,656	1.41	0.55	to	2.70	3.24	to	1.08
12/31/2022	68,936	10.61	to	9.59	725,724	0.16	0.55	to	2.70	(25.41)	to	(26.97)
12/31/2021	79,583	14.22	to	13.13	1,124,940	0.91	0.55	to	2.70	(8.09)	to	(10.02)
12/31/2020	91,504	15.48	to	14.59	1,409,216	1.59	0.55	to	2.70	12.30	to	9.95
T. Rowe Price All-Cap Opportunities
12/31/2024	8,763	204.35	to	174.00	1,531,722	0.07	0.80	to	1.40	24.16	to	23.42
12/31/2023	11,733	164.59	to	140.98	1,660,241	0.25	0.80	to	1.40	27.94	to	27.19
12/31/2022	12,674	128.64	to	110.84	1,413,050	-	0.80	to	1.40	(22.13)	to	(22.59)
12/31/2021	13,890	165.21	to	143.19	2,000,674	-	0.80	to	1.40	19.84	to	19.13
12/31/2020	15,118	137.86	to	120.20	1,827,031	-	0.80	to	1.40	43.23	to	42.38
T. Rowe Price Equity Income Service Class
12/31/2024	11,479	112.28	to	92.03	1,071,739	1.81	0.80	to	1.40	10.81	to	10.15
12/31/2023	13,609	101.33	to	83.55	1,151,851	2.10	0.80	to	1.40	8.67	to	8.03
12/31/2022	13,761	93.24	to	77.34	1,078,861	1.82	0.80	to	1.40	(4.11)	to	(4.67)
12/31/2021	15,793	97.24	to	81.13	1,299,466	1.56	0.80	to	1.40	24.55	to	23.82
12/31/2020	17,258	78.07	to	65.52	1,146,068	2.34	0.80	to	1.40	0.38	to	(0.21)
T. Rowe Price International Stock
12/31/2024	9,407	32.39	to	26.66	251,909	0.87	0.80	to	1.40	2.43	to	1.82
12/31/2023	11,822	31.62	to	26.19	310,630	0.98	0.80	to	1.40	15.32	to	14.64
12/31/2022	12,466	27.42	to	22.84	285,643	0.72	0.80	to	1.40	(16.48)	to	(16.98)
12/31/2021	14,871	32.83	to	27.52	410,209	0.58	0.80	to	1.40	0.52	to	(0.08)
12/31/2020	16,566	32.66	to	27.54	457,169	0.58	0.80	to	1.40	13.54	to	12.87
TA Aegon Bond Initial Class
12/31/2024	4,351,108	1.76	to	9.10	7,822,962	4.18	0.55	to	2.70	1.58	to	(0.56)
12/31/2023	5,130,244	1.74	to	9.15	9,158,563	0.89	0.55	to	2.70	5.87	to	3.66
12/31/2022	6,321,483	1.64	to	8.83	10,719,881	2.64	0.55	to	2.70	(15.30)	to	(17.07)
12/31/2021	7,283,721	1.94	to	10.64	14,711,246	1.52	0.55	to	2.70	(1.42)	to	(3.48)
12/31/2020	8,538,220	1.96	to	11.03	17,536,967	4.13	0.55	to	2.70	7.10	to	4.85

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	557,624	$3.02	to	$12.72	$1,576,822	2.09%	0.55%	to	2.70%	16.29%	to	13.84%
12/31/2023	610,957	2.59	to	11.18	1,492,516	2.11	0.55	to	2.70	5.70	to	3.49
12/31/2022	796,162	2.45	to	10.80	1,844,875	2.18	0.55	to	2.70	(12.11)	to	(13.95)
12/31/2021	849,774	2.79	to	12.55	2,249,778	2.10	0.55	to	2.70	21.75	to	19.21
12/31/2020	948,301	2.29	to	10.53	2,073,723	2.97	0.55	to	2.70	(7.86)	to	(9.79)
TA BlackRock Government Money Market Initial Class
12/31/2024	3,576,980	1.06	to	0.99	3,786,626	4.92	0.80	to	1.40	4.20	to	3.58
12/31/2023	2,759,033	1.02	to	0.96	2,799,738	4.78	0.80	to	1.40	4.03	to	3.42
12/31/2022	2,116,219	0.98	to	0.93	2,064,856	1.38	0.80	to	1.40	0.60	to	0.01
12/31/2021	2,398,216	0.97	to	0.93	2,323,103	-	0.80	to	1.40	(0.78)	to	(1.38)
12/31/2020	3,204,719	0.98	to	0.94	3,135,245	0.27	0.80	to	1.40	(0.50)	to	(1.10)
TA BlackRock Real Estate Securities Initial Class
12/31/2024	275,670	2.96	to	10.65	1,081,042	2.19	0.55	to	2.70	0.70	to	(1.42)
12/31/2023	304,738	2.94	to	10.80	1,176,893	5.82	0.55	to	2.70	12.71	to	10.36
12/31/2022	329,287	2.61	to	9.79	1,160,178	3.48	0.55	to	2.70	(28.58)	to	(30.08)
12/31/2021	388,906	3.65	to	14.00	1,948,142	2.51	0.55	to	2.70	25.53	to	22.91
12/31/2020	415,863	2.91	to	11.39	1,646,506	12.37	0.55	to	2.70	(0.86)	to	(2.94)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2024	588,911	2.00	to	12.44	1,174,200	2.41	0.55	to	2.70	8.79	to	6.50
12/31/2023	622,776	1.83	to	11.68	1,141,403	1.77	0.55	to	2.70	12.79	to	10.44
12/31/2022	681,777	1.63	to	10.57	1,107,107	2.48	0.55	to	2.70	(14.54)	to	(16.33)
12/31/2021	218,862	1.90	to	12.64	415,950	1.37	0.55	to	2.70	9.05	to	6.77
12/31/2020	222,017	1.75	to	11.84	386,948	2.46	0.55	to	2.70	3.91	to	1.74
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2024	92,222	2.37	to	14.59	215,173	2.21	0.55	to	2.70	12.89	to	10.52
12/31/2023	151,993	2.10	to	13.20	315,133	1.64	0.55	to	2.70	17.44	to	14.99
12/31/2022	169,798	1.79	to	11.48	296,697	1.71	0.55	to	2.70	(14.78)	to	(16.57)
12/31/2021	179,125	2.10	to	13.76	367,954	1.12	0.55	to	2.70	13.62	to	11.24
12/31/2020	181,758	1.84	to	12.37	328,967	2.15	0.55	to	2.70	3.95	to	1.77
TA International Focus Initial Class
12/31/2024	174,760	2.84	to	12.94	481,859	2.32	0.55	to	2.70	(1.60)	to	(3.67)
12/31/2023	187,315	2.89	to	13.44	527,263	2.02	0.55	to	2.70	11.92	to	9.58
12/31/2022	226,795	2.58	to	12.26	572,553	3.07	0.55	to	2.70	(20.48)	to	(22.14)
12/31/2021	228,655	3.25	to	15.75	726,451	1.32	0.55	to	2.70	10.21	to	7.91
12/31/2020	217,413	2.95	to	14.59	612,750	2.17	0.55	to	2.70	20.24	to	17.72
TA Janus Mid-Cap Growth Initial Class
12/31/2024	166,515	5.78	to	21.61	712,499	0.14	0.55	to	2.70	13.76	to	11.36
12/31/2023	301,136	5.08	to	19.40	1,140,937	-	0.55	to	2.70	16.40	to	13.98
12/31/2022	200,677	4.37	to	17.02	652,871	-	0.55	to	2.70	(17.17)	to	(18.90)
12/31/2021	180,236	5.27	to	20.99	715,592	0.23	0.55	to	2.70	16.66	to	14.22
12/31/2020	237,873	4.52	to	18.38	799,233	0.22	0.55	to	2.70	18.55	to	16.07
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2024	340,554	2.25	to	11.28	782,859	2.01	0.55	to	2.70	5.14	to	2.93
12/31/2023	384,678	2.14	to	10.96	842,518	2.11	0.55	to	2.70	6.47	to	4.24
12/31/2022	466,574	2.01	to	10.51	956,047	5.79	0.55	to	2.70	(15.82)	to	(17.58)
12/31/2021	594,517	2.38	to	12.75	1,444,170	2.63	0.55	to	2.70	5.32	to	3.12
12/31/2020	498,044	2.26	to	12.37	1,165,906	2.59	0.55	to	2.70	10.86	to	8.54
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2024	760,214	4.15	to	18.31	3,221,007	1.34	0.55	to	2.70	15.73	to	13.30
12/31/2023	772,874	3.59	to	16.16	2,834,476	1.68	0.55	to	2.70	19.68	to	17.19
12/31/2022	851,648	3.00	to	13.79	2,620,118	6.06	0.55	to	2.70	(22.99)	to	(24.60)
12/31/2021	802,493	3.89	to	18.29	3,204,091	1.67	0.55	to	2.70	18.99	to	16.50
12/31/2020	821,743	3.27	to	15.70	2,762,772	1.69	0.55	to	2.70	24.06	to	21.46

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2024		528,085	$2.71	to	$12.61	$1,409,835	1.59%	0.55%	to	2.70%	7.43%	to	5.17%
12/31/2023		540,424	2.52	to	11.99	1,348,195	2.09	0.55	to	2.70	8.51	to	6.24
12/31/2022		584,896	2.32	to	11.28	1,348,333	5.05	0.55	to	2.70	(16.53)	to	(18.28)
12/31/2021		638,777	2.78	to	13.81	1,785,318	1.95	0.55	to	2.70	8.58	to	6.31
12/31/2020		740,130	2.56	to	12.99	1,904,965	2.14	0.55	to	2.70	11.99	to	9.64
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2024		487,951	3.26	to	14.52	1,608,312	1.21	0.55	to	2.70	10.44	to	8.11
12/31/2023		485,486	2.95	to	13.43	1,461,209	1.99	0.55	to	2.70	11.60	to	9.27
12/31/2022		512,750	2.64	to	12.29	1,386,349	5.41	0.55	to	2.70	(17.81)	to	(19.52)
12/31/2021		573,404	3.22	to	15.27	1,891,023	2.15	0.55	to	2.70	13.32	to	10.95
12/31/2020		601,163	2.84	to	13.76	1,753,210	2.08	0.55	to	2.70	14.44	to	12.04
TA JPMorgan Enhanced Index Initial Class
12/31/2024		238,866	6.84	to	24.11	2,500,696	0.69	0.55	to	2.70	23.55	to	20.95
12/31/2023		277,917	5.53	to	19.93	3,082,164	0.82	0.55	to	2.70	26.97	to	24.32
12/31/2022		301,422	4.36	to	16.03	2,579,134	0.68	0.55	to	2.70	(18.80)	to	(20.49)
12/31/2021		316,410	5.37	to	20.16	3,255,468	0.76	0.55	to	2.70	29.41	to	26.70
12/31/2020		408,430	4.15	to	15.92	3,089,087	1.39	0.55	to	2.70	19.51	to	17.01
TA Multi-Managed Balanced Initial Class
12/31/2024		580,036	3.62	to	16.68	2,037,767	1.97	0.55	to	2.70	14.31	to	11.90
12/31/2023		571,333	3.17	to	14.91	1,753,259	1.56	0.55	to	2.70	18.08	to	15.62
12/31/2022		578,057	2.68	to	12.89	1,497,486	1.19	0.55	to	2.70	(16.74)	to	(18.48)
12/31/2021		612,087	3.22	to	15.82	1,904,204	1.15	0.55	to	2.70	16.40	to	13.96
12/31/2020		689,571	2.77	to	13.88	1,843,988	1.62	0.55	to	2.70	15.26	to	12.85
TA S&P 500 Index Initial Class
12/31/2024		589,724	14.57	to	13.77	858,223	1.07	0.55	to	2.70	24.14	to	21.53
12/31/2023		371,831	11.74	to	11.33	436,258	0.72	0.55	to	2.70	25.40	to	22.79
12/31/2022	(1)	96,187	9.36	to	9.23	90,039	1.23	0.55	to	2.70	-	to	-
TA Small/Mid Cap Value Initial Class
12/31/2024		183,691	3.72	to	15.25	2,139,018	0.94	0.55	to	2.70	8.26	to	5.98
12/31/2023		235,040	3.43	to	14.39	2,539,487	1.04	0.55	to	2.70	11.78	to	9.45
12/31/2022		298,107	3.07	to	13.15	2,594,770	0.62	0.55	to	2.70	(8.81)	to	(10.72)
12/31/2021		287,390	3.37	to	14.72	2,747,254	0.62	0.55	to	2.70	27.42	to	24.76
12/31/2020		351,501	2.64	to	11.80	2,584,665	1.18	0.55	to	2.70	3.47	to	1.30
TA T. Rowe Price Small Cap Initial Class
12/31/2024		982,941	5.11	to	17.58	4,901,526	-	0.55	to	2.70	12.16	to	9.80
12/31/2023		1,092,968	4.56	to	16.01	4,865,157	-	0.55	to	2.70	20.54	to	18.02
12/31/2022		1,303,155	3.78	to	13.57	4,793,404	-	0.55	to	2.70	(22.81)	to	(24.43)
12/31/2021		1,327,467	4.90	to	17.95	6,329,681	-	0.55	to	2.70	10.76	to	8.45
12/31/2020		1,430,753	4.42	to	16.55	6,160,846	-	0.55	to	2.70	22.89	to	20.31
TA TSW International Equity Initial Class
12/31/2024		239,539	2.62	to	12.56	719,543	2.91	0.55	to	2.70	2.82	to	0.65
12/31/2023		269,515	2.55	to	12.48	817,676	1.07	0.55	to	2.70	14.85	to	12.45
12/31/2022		289,049	2.22	to	11.10	771,801	3.47	0.55	to	2.70	(14.87)	to	(16.65)
12/31/2021		210,498	2.60	to	13.32	773,588	1.82	0.55	to	2.70	12.79	to	10.43
12/31/2020		254,616	2.31	to	12.06	781,157	3.06	0.55	to	2.70	5.96	to	3.74
TA WMC US Growth Initial Class
12/31/2024		1,272,796	8.08	to	30.02	9,870,073	0.01	0.55	to	2.70	28.29	to	25.59
12/31/2023		1,569,878	6.30	to	23.90	9,532,552	0.04	0.55	to	2.70	41.31	to	38.36
12/31/2022		1,803,174	4.46	to	17.27	7,779,046	-	0.55	to	2.70	(31.72)	to	(33.15)
12/31/2021		1,752,579	6.53	to	25.84	11,036,591	0.08	0.55	to	2.70	20.01	to	17.49
12/31/2020		2,306,411	5.44	to	21.99	12,160,465	0.11	0.55	to	2.70	36.55	to	33.69

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Equity Index
12/31/2024	8,036,541	$6.86	to	$23.83	$55,667,119	1.31%	0.55%	to	2.70%	24.15%	to	21.54%
12/31/2023	9,316,703	5.53	to	19.60	51,990,884	1.45	0.55	to	2.70	25.43	to	22.81
12/31/2022	10,058,108	4.41	to	15.96	44,738,923	1.35	0.55	to	2.70	(18.68)	to	(20.38)
12/31/2021	11,412,047	5.42	to	20.05	62,575,597	1.30	0.55	to	2.70	27.85	to	25.17
12/31/2020	13,703,852	4.24	to	16.02	58,813,517	1.71	0.55	to	2.70	17.55	to	15.09
Vanguard® International
12/31/2024	6,145,212	2.42	to	18.00	14,665,451	1.21	0.55	to	2.70	8.41	to	6.13
12/31/2023	6,674,741	2.23	to	16.96	14,712,911	1.53	0.55	to	2.70	14.03	to	11.65
12/31/2022	6,785,990	1.96	to	15.19	13,109,670	1.29	0.55	to	2.70	(30.50)	to	(31.96)
12/31/2021	6,831,636	2.81	to	22.33	18,982,511	0.28	0.55	to	2.70	(2.08)	to	(4.13)
12/31/2020	8,234,045	2.87	to	23.29	23,400,528	1.28	0.55	to	2.70	56.72	to	53.44
Vanguard® Mid-Cap Index
12/31/2024	1,969,495	6.39	to	17.89	12,860,029	1.42	0.55	to	2.70	14.44	to	12.03
12/31/2023	2,366,710	5.58	to	15.97	13,550,563	1.48	0.55	to	2.70	15.20	to	12.79
12/31/2022	2,700,687	4.85	to	14.16	13,384,229	1.12	0.55	to	2.70	(19.26)	to	(20.95)
12/31/2021	2,976,111	6.00	to	17.91	18,297,053	1.17	0.55	to	2.70	23.68	to	21.09
12/31/2020	3,838,302	4.85	to	14.79	19,161,323	1.52	0.55	to	2.70	17.43	to	14.97
Vanguard® Real Estate Index
12/31/2024	2,587,260	4.34	to	12.12	12,217,711	3.23	0.55	to	2.70	4.17	to	1.97
12/31/2023	2,949,390	4.17	to	11.88	13,432,728	2.53	0.55	to	2.70	11.09	to	8.77
12/31/2022	3,222,323	3.75	to	10.92	13,255,445	1.91	0.55	to	2.70	(26.70)	to	(28.23)
12/31/2021	3,423,345	5.12	to	15.22	19,250,096	2.10	0.55	to	2.70	39.44	to	36.52
12/31/2020	4,088,320	3.67	to	11.15	16,589,637	2.60	0.55	to	2.70	(5.37)	to	(7.36)
Vanguard® Short-Term Investment Grade
12/31/2024	14,818,371	1.63	to	9.72	24,677,619	3.68	0.55	to	2.70	4.32	to	2.12
12/31/2023	15,835,661	1.57	to	9.52	25,346,745	2.11	0.55	to	2.70	5.58	to	3.37
12/31/2022	16,221,214	1.48	to	9.21	24,585,003	1.70	0.55	to	2.70	(6.24)	to	(8.20)
12/31/2021	18,438,884	1.58	to	10.03	29,866,930	2.11	0.55	to	2.70	(1.00)	to	(3.07)
12/31/2020	22,081,051	1.60	to	10.35	36,290,982	2.70	0.55	to	2.70	4.92	to	2.72
Vanguard® Total Bond Market Index
12/31/2024	22,128,849	1.66	to	8.95	37,721,467	2.80	0.55	to	2.70	0.69	to	(1.43)
12/31/2023	22,850,945	1.65	to	9.08	38,727,924	2.36	0.55	to	2.70	5.00	to	2.81
12/31/2022	21,226,968	1.57	to	8.83	34,251,982	2.10	0.55	to	2.70	(13.69)	to	(15.49)
12/31/2021	22,869,040	1.82	to	10.45	42,814,906	2.16	0.55	to	2.70	(2.25)	to	(4.30)
12/31/2020	24,978,730	1.86	to	10.92	48,131,702	2.45	0.55	to	2.70	6.99	to	4.75
Wanger Acorn
12/31/2024	359,789	4.93	to	15.41	2,721,843	-	0.55	to	2.70	13.55	to	11.16
12/31/2023	409,543	4.34	to	13.87	2,757,752	-	0.55	to	2.70	21.07	to	18.55
12/31/2022	444,965	3.59	to	11.70	2,442,202	-	0.55	to	2.70	(33.83)	to	(35.21)
12/31/2021	526,134	5.42	to	18.05	4,204,764	0.72	0.55	to	2.70	8.30	to	6.04
12/31/2020	625,592	5.00	to	17.03	4,417,988	-	0.55	to	2.70	23.55	to	20.96
Wanger International
12/31/2024	351,159	3.54	to	11.17	1,468,814	1.36	0.55	to	2.70	(8.75)	to	(10.68)
12/31/2023	403,484	3.88	to	12.51	1,893,828	0.27	0.55	to	2.70	16.32	to	13.89
12/31/2022	575,258	3.34	to	10.98	2,340,017	0.91	0.55	to	2.70	(34.21)	to	(35.58)
12/31/2021	604,191	5.07	to	17.05	3,714,414	0.55	0.55	to	2.70	18.16	to	15.69
12/31/2020	689,936	4.29	to	14.74	3,594,934	2.05	0.55	to	2.70	13.74	to	11.36

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

6.  Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. An annual charge ranging from 0.40% to 2.55% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.